                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: DECEMBER 31, 2013

Item 1. Report to Shareholders

ANNUAL REPORT D E C E M B E R 3 1 , 2 0 1 3

MARKET VECTORS HARD ASSETS ETFs

MOO®
Agribusiness ETF
KOL®
Coal ETF
GEX®
Global Alternative Energy ETF
GDX®
Gold Miners ETF
GDXJ®
Junior Gold Miners ETF
OIH®
Oil Services ETF
REMX®
Rare Earth/ Strategic Metals ETF
HAP®
RVE Hard Assets Producers ETF
KWT®
Solar Energy ETF
SLX®
Steel ETF
FRAK®
Unconventional Oil & Gas ETF
NLR®
Uranium+ Nuclear Energy ETF

The information contained in these shareholder letters represent the opinions of Van Eck Global and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Van Eck Global are as of December 31, 2013, and are subject to change.

MARKET VECTORS HARD ASSETS ETFs

(unaudited)

Dear Shareholder:

As the chart below shows, the energy boom in the United States is expected to continue for a number of years to come, with oil and gas from unconventional resources helping to fuel the bonanza.

U.S. liquid fuels supply by source, 1970-2040

(million barrels per day)

Source: U.S. Energy Information Administration

Van Eck believes that unconventional oil and gas is one of the most exciting areas in the energy market. We offer investors a number of funds that provide the potential to tap into this burgeoning market. The Market Vectors Unconventional Oil & Gas ETF (FRAK), based on the theme of unconventional energy production, invests in companies exploiting such fuel sources as shale oil, shale gas, tight natural gas, tight oil, tight sands, coalbed methane (CBM) and coal seam gas (CSG).

The Market Vectors Oil Services ETF (OIH) invests in 25 of the largest U.S. listed publicly traded oil services companies, companies that are expected to benefit, not least, from current boom in domestic crude oil production.

The Market Vectors RVE Hard Assets Producers ETF (HAP), which, while diversified across the broad hard assets space, continues to maintain its largest average sector weighting in energy.

Going forward, we will, of course, continue to seek out and evaluate the most attractive opportunities for you as a shareholder in the hard asset space. Please stay in touch through our website (http://www.marketvectorsetfs.com) on which we offer videos, email subscriptions and podcasts, all of which are designed to keep you up to date with your investment in Market Vectors ETFs.

1

MARKET VECTORS HARD ASSETS ETFs

(unaudited)

On the following pages, you will find the performance record of each of the funds for the 12-month period ending December 31, 2013. You will also find their financial statements. As always, we value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

January 10, 2014

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

MANAGEMENT DISCUSSION

Hard Assets Market Overview

The RogersTM-Van Eck Hard Assets Producer Index† (RVEIT), which includes equities of the world’s largest and most prominent hard assets producers, remains the most comprehensive index in the hard assets producer space. For the year ending December 31, 2013, the index returned 6.95%.

The table below shows average sector weightings within this index and the total return of each sector for the 12-month period ending December 31, 2013.

RVEIT Sector	Average Sector Weighting	2013 Total Return
Energy	41.51%	15.86%
Agriculture	31.07%	12.08%
Base/Industrial Metals	12.87%	-4.29%
Precious Metals	6.16%	-50.14%
Alternatives	4.15%	26.21%
Paper & Forest Products	4.13%	30.96%

Source: Van Eck Global; FactSet; S-Network Global Indexes, LLC. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index.

All sectors – except for metals (both base/industrial and precious) – had positive returns over the year. The two largest sectors by average weight, energy and agriculture respectively, which, together, accounted for nearly three quarters of the index, both had healthy positive returns. The two smallest sectors by average weight, alternatives and paper & forest products, also both had a very good year. However, the negative performance of the two metals sectors did not prevent the index as a whole from providing a positive total return over the 12-month period.

Two-thirds (eight) of the suite of 12 Market Vectors Hard Assets ETFs posted positive total returns during the 12-month period, with both the Market Vectors Solar Energy ETF (101.66%) and the Market Vectors Global Alternative Energy ETF (69.69%) posting extremely strong performances. Of the four ETFs showing a loss for the year ending December 31, 2013, however, only the Market Vectors Junior Gold Miners ETF (-60.95%) and the Market Vectors Gold Miners ETF (-53.90%) posted significant negative total returns.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

3

MARKET VECTORS HARD ASSETS ETFs

(unaudited)

Agribusiness

Food product companies, together with industrial companies, led performance in the sector. Their positive contribution was partially offset by the poor performance of chemical companies engaged in agribusiness, in particular those involved in the potash industry. In the middle of the year, the price of potash plummeted when the cartel which artificially propped up its price collapsedi. Geographically, by far the greatest positive return came from the United States, while the greatest negative returns came from Canada and Russia.

Coal

While the coal industry suffered in 2013ii, the use of coal as a fuel source continued to growiii. In the U.S., it remains the leading fuel source for electricity generation while exports of coal also continue to growiv. China dominates as both a producer and consumer, with the two leading exporters being Indonesia and Australiav. In 2013, oversupply in the market, particularly domestically, had an adverse effect on the China’s imports of coalvi. No countries contributed positive returns, and the three countries detracting most to the sector’s performance were, in order of magnitude, China, Indonesia and Thailand.

Global Alternative Energy

Second only to solar energy stocks, global alternative energy stocks as a whole performed particularly strongly during 2013, with significant contributions to overall performance from companies in solar energy and/or producing semiconductors and semiconductor equipment, wind energy and automobile manufacturing. The strongest contribution came from companies in the United States, with by far the largest average weighting in the segment. But there were also significant contributions from companies in Denmark and China. Small-cap companies in the sectors performed particularly well.

Gold Miners

For gold miners, 2013 was not a good year. They were not helped either by talkvii of (and toward the end of the year indicationsviii of action on) tapering from the Federal Reserve, or concerns over costs and capital spending (sometimes accompanied by large writedownsix) which lead them to try rapidly to reduce productionx. Additionally, the price of gold itself declined steeply over the course of the year, falling 28%xi. It was not surprising, therefore, that gold stocks suffered during the period, with junior miners affected more than their established peers. While both large and junior Canadian gold mining stocks were hard hit, junior miners in Australia also had a particularly tough year, as, too, did their established peers in both the U.S. and South Africa.

Oil Services

Oil services stocks produced a healthy positive total return in 2013. With significant help from unconventional resources (and the oil services companies that have helped them release itxii), domestic crude oil productionxiii in the U.S. showed a major increase during the year. The U.S. Energy Information Administration reported that, in October, for the first time since February 1995, the U.S. produced more crude oil than it had importedxiv. U.S. oil services companies contributed by far the most to total return.

Rare Earth and Strategic Metals

Despite China forcing consolidation in the industryxv, continuing export controls, and at least some success in curbing the illegal production and export of rare earths, rare earth and strategic metal prices failed to rise anywhere near their 2011 levels. In fact, rare earth prices actually declined in 2013xvi. This decline, coupled with concerns during the year about possible oversupply, was among some of the reasons behind the sector’s poor performance, with smaller companies suffering somewhat more than their mid-cap peers.

Hard Assets Producers

Energy and agriculture companies, the two largest segments of the hard assets producers industry, provided the largest positive returns. Their performances, taken together with those of the alternatives and paper and forest sectors, were able successfully to counterbalance the negative performances of both the precious and base/industrial metals sectors.

4

Solar Energy

Performing even better than global alternative energy stocks, solar energy stocks gained very strongly during 2013, providing the highest total return of any Market Vectors Hard Assets ETF for the period. The solar industry in the U.S. had a good year in 2013. By the end of the third quarter, there was 10.25 GW of solar energy installed in the U.S., with 930 MW installed in the fourth quarter alone – a 35% increase in deployment over the third quarter of 2012xvii. Indications at the time were that it would be a record year for installations. Within the sector, the strongest contribution came from companies in the United States, followed by companies in China, and then Taiwan. There were, however, useful contributions to performance from both Hong Kong and Norway. In addition to having the highest average weighting in the sector, small-cap companies also made the most significant contribution to its overall performance.

Steel

Reliant as it still is on the demand for automobiles, construction and manufacturing, the demand for steel remains particularly sensitive to uncertainties over global growth. Weak economic conditions in Europe had a significant effect on the steel industry therexviii and overcapacity still remains a major issue in the steel industry as a wholexix. With the largest average weighting in the segment, the U.S. contributed the most geographically to total return. With the second largest average weighting, Brazil, on the other hand, detracted most from performance over the year.

Unconventional Oil & Gas

Unconventional energy companies performed well during 2013, particularly those in the U.S. From figures for its “Reference case” used in the December 2013 “Early Release Overview” of its Annual Energy Outlook 2014, the U.S. government’s Energy Information Administration, puts tight oil production as a percentage of the country’s total crude oil production in the years 2012, 2013 and 2014 as 34.7%, 45.0% and 47.7%, respectivelyxx. Even though Canadian stocks constituted on average just under 17% of the Fund by weight, they vastly underperformed their peers in the United States (on average over 81% of the fund by weight) during the year, and provided only a very small positive contribution to the Fund’s overall strong performance.

Uranium and Nuclear Energy

Performance in the sector during 2013 was robust. Together, industrial companies and utilities produced the vast majority of the sector’s positive total return for the year. Companies in Japan and France contributed the largest positive returns, easily offsetting negative returns from companies in Australia, Poland and the UK. Nuclear generators continue to provide around 11% of the world’s electricityxxi and, according to the World Nuclear Association, in November 2013, there were over 430 commercial nuclear reactors in operation in 31 countries, with a further 70 under construction and over 160 firmly plannedxxii. Supporting Prime Minister Shinzo Abe’s desire to restart his country’s nuclear reactors, in early-December 2013, a government panel in Japan said that nuclear power should remain a fundamental energy sourcexxiii. In France, nuclear power looks set to continue to provide over half the country’s electricityxxiv.

5

MARKET VECTORS HARD ASSETS ETFs

(unaudited)

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

†	RogersTM-Van Eck Hard Assets Producers Index (RVEIT) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.
[i]	New York Times: Collusion in the Potash Market, http://www.nytimes.com/2013/09/14/opinion/collusion-in-the-potash-market.html?_r=0
ii	The Wall Street Journal: The Future of Coal: Despite Gas Boom, Coal Isn’t Dead, http://online.wsj.com/news/articles/SB10001424052702303332904579228160256043626
iii	New York Times: Slowdown in Carbon Emissions Worldwide, but Coal Burning Continues to Grow, http://www.nytimes.com/2013/11/19/science/slowdown-in-carbon-emissions-worldwide-but-coal-burning-continues-to-grow.html
iv	The Wall Street Journal: The Future of Coal: Despite Gas Boom, Coal Isn’t Dead, http://online.wsj.com/news/articles/SB10001424052702303332904579228160256043626
[v]	World Coal Association, Coal Facts 2013, http://www.worldcoal.org/bin/pdf/original_pdf_file/coal_facts_2013(11_09_2013).pdf
vi	Goldman Sachs: Rocks & Ores – The window for thermal coal investment is closing, http://thinkprogress.org/wp-content/uploads/2013/08/GS_Rocks__Ores_-_Thermal_Coal_July_2013.pdf
vii	Barron’s: Airlines Leave Gold Miners in the Dust, http://online.barrons.com/article/SB50001424053111903302604579235893609948018.html
viii	NASDAQ: Fed Decides To Taper: The Impact On Manulife, Prudential And MetLife, http://www.nasdaq.com/article/fed-decides-to-taper-the-impact-on-manulife-prudential-and-metlife-cm313055#ixzz2puDu0VFi
ix	CBCNews: Gold miners take huge writedowns, http://online.barrons.com/article/SB50001424053111903302604579235893609948018.html
[x]	Barron’s: Airlines Leave Gold Miners in the Dust, http://online.barrons.com/article/SB50001424053111903302604579235893609948018.html
xi	MarketWatch: Gold up nearly $23, silver soars after dismal 2013, http://www.marketwatch.com/story/gold-surges-20-silver-rebounds-after-dismal-2013-2014-01-02?link=MW_latest_news
xii	The Wall Street Journal: Consolidation Seen Coming to Oil-Field Services Sector, http://online.wsj.com/news/articles/SB10001424052702303985504579208370468441850
xiii	Fox Business: EIA Hikes U.S. Oil Production Outlook to Near Record High, http://www.businessweek.com/printer/articles/167532-u-dot-s-dot-makes-more-oil-than-it-takes
xiv	Bloomberg Businessweek: U.S. Makes More Oil than It Takes, http://www.businessweek.com/printer/articles/167532-u-dot-s-dot-makes-more-oil-than-it-takes
xv	MINING.com: China consolidates REE industry, http://www.mining.com/china-consolidates-ree-industry-48812/
xvi	RARE EARTH Investing News: Rare Earths Outlook: Prices to Rise, Western Producers Cutting Into Chinese Monopoly, http://rareearthinvestingnews.com/19313-rare-earths-outlook-prices-to-rise-western-producers-cutting-into-chinese-monopoly.html
xvii	Solar Energy Industries Association: 10,250 Megawatts of Solar Energy, http://www.seia.org/research-resources/10250-megawatts-solar-energy
xviii	European Economic and Social Committee: Inevitable twilight of the European steel industry, http://europa.eu/rapid/press-release_CES-13-79_en.htm
xix	The Economist: An inferno of unprofitability, http://www.economist.com/news/business/21580458-worlds-overcapacity-steelmaking-getting-worse-and-profits-are-evaporating-inferno
xx	U.S. Energy Information Administration: AEO2014 EARLY RELEASE OVERVIEW, http://www.eia.gov/forecasts/aeo/er/executive_summary.cfm
xxi	World Nuclear Association: Nuclear Power in the World Today, http://www.world-nuclear.org/info/Current-and-Future-Generation/Nuclear-Power-in-the-World-Today/
xxii	Ibid.
xxiii	News Observer: Panel: Nuclear to remain key Japan energy source, http://www.newsobserver.com/2013/12/06/3437201/us-top-nuke-regulator-urges-back.html
xxiv	Reuters: French nuclear power here to stay, says industry minister, http://www.reuters.com/article/2013/12/09/us-france-nuclear-share-idUSBRE9B806G20131209
6

MARKET VECTORS AGRIBUSINESS ETF

PERFORMANCE COMPARISON

 December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVMOOTR[2]
One Year	5.05%	4.60%	6.42%
Five Years	15.69%	15.78%	16.68%
Life* (annualized)	5.75%	5.74%	6.30%
Life* (cumulative)	42.52%	42.39%	47.33%
*since 8/31/07
Index data prior to March 18, 2013 reflects that of the DAXglobal Agribusiness Index (DXAG). From March 18, 2013 forward, the index data reflects that of the Market Vectors Global Agribusiness Index (MVMOOTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Agribusiness ETF (MOO) was 8/31/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Agribusiness Index (MVMOOTR) is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors exposure to the overall performance of the global agribusiness industry.

Market Vectors Global Agribusiness Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Agribusiness ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

7

MARKET VECTORS AGRIBUSINESS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Agribusiness ETF (MOO)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MOO is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	September 5, 2007* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	2	0.1%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	5	0.3%
Greater than or Equal to 1.5% And Less Than 2.0%	5	0.3%
Greater than or Equal to 1.0% And Less Than 1.5%	20	1.3%
Greater than or Equal to 0.5% And Less Than 1.0%	174	11.0%
Greater than or Equal to 0.0% And Less Than 0.5%	587	37.2%
Greater than or Equal to -0.5% And Less Than 0.0%	655	41.5%
Greater than or Equal to -1.0% And Less Than -0.5%	97	6.1%
Greater than or Equal to -1.5% And Less Than -1.0%	19	1.2%
Greater than or Equal to -2.0% And Less Than -1.5%	10	0.6%
Greater than or Equal to -2.5% And Less Than -2.0%	1	0.1%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.1%
Less Than -3.0%	2	0.1%
	1580	100.0%

* First day of secondary market trading.

8

MARKET VECTORS COAL ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVKOLTR[2]
One Year	(20.92)%	(20.77)%	(20.18)%
Five Year	6.89%	7.45%	8.15%
Life* (annualized)	(10.43)%	(10.39)%	(9.78)%
Life* (cumulative)	(48.24)%	(48.08)%	(45.97)%
*since 1/10/08
Index data prior to September 24, 2012 reflects that of the Stowe Coal IndexSM (TCOAL). From September 24, 2012 forward, the index data reflects that of the Market Vectors® Global Coal Index (MVKOLTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

 Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Coal ETF (KOL) was 1/10/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.64% / Net Expense Ratio 0.59%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Coal Index (MVKOLTR) is a rules-based, capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

Market Vectors Global Coal Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Coal ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

9

MARKET VECTORS COAL ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Coal ETF (KOL)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for KOL is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 14, 2008* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	10	0.7%
Greater than or Equal to 2.5% And Less Than 3.0%	8	0.5%
Greater than or Equal to 2.0% And Less Than 2.5%	14	0.9%
Greater than or Equal to 1.5% And Less Than 2.0%	24	1.6%
Greater than or Equal to 1.0% And Less Than 1.5%	43	2.9%
Greater than or Equal to 0.5% And Less Than 1.0%	143	9.6%
Greater than or Equal to 0.0% And Less Than 0.5%	438	29.4%
Greater than or Equal to -0.5% And Less Than 0.0%	557	37.2%
Greater than or Equal to -1.0% And Less Than -0.5%	183	12.3%
Greater than or Equal to -1.5% And Less Than -1.0%	37	2.5%
Greater than or Equal to -2.0% And Less Than -1.5%	19	1.3%
Greater than or Equal to -2.5% And Less Than -2.0%	12	0.8%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.2%
Less Than -3.0%	1	0.1%
	1492	100.0%

* First day of secondary market trading.

10

MARKET VECTORS GLOBAL ALTERNATIVE ENERGY ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	AGIXLT[2]
One Year	70.64%	69.69%	69.41%
Five Years	(3.05)%	(2.85)%	(3.30)%
Life* (annualized)	(9.69)%	(9.71)%	(10.20)%
Life* (cumulative)	(49.29)%	(49.35)%	(51.12)%
*since 5/3/07

Hypothetical Growth of $10,000 (Since Inception)

Commencement dates for the Market Vectors Global Alternative Energy ETF (GEX) was 5/3/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.72% / Net Expense Ratio 0.62%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR - XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation in connection with Market Vectors Global Alternative Energy ETF (GEX). Market Vectors Global Alternative Energy ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

11

MARKET VECTORS GLOBAL ALTERNATIVE ENERGY ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Global Alternative Energy ETF (GEX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GEX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 9, 2007* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	13	0.8%
Greater than or Equal to 1.0% And Less Than 1.5%	84	5.1%
Greater than or Equal to 0.5% And Less Than 1.0%	199	12.0%
Greater than or Equal to 0.0% And Less Than 0.5%	412	24.8%
Greater than or Equal to -0.5% And Less Than 0.0%	589	35.3%
Greater than or Equal to -1.0% And Less Than -0.5%	314	18.9%
Greater than or Equal to -1.5% And Less Than -1.0%	34	2.0%
Greater than or Equal to -2.0% And Less Than -1.5%	7	0.4%
Greater than or Equal to -2.5% And Less Than -2.0%	3	0.2%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.1%
Less Than -3.0%	1	0.1%
	1662	100.0%

* First day of secondary market trading.

12

MARKET VECTORS GOLD MINERS ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	GDMNTR[2]
One Year	(54.03)%	(53.90)%	(54.42)%
Five Year	(8.44)%	(8.32)%	(8.74)%
Life* (annualized)	(7.34)%	(7.32)%	(6.82)%
Life* (cumulative)	(44.07)%	(44.00)%	(41.67)%
*since 5/16/06

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Gold Miners ETF (GDX) was 5/16/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.53% / Net Expense Ratio 0.53%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.53% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Gold Miners Index (GDMNTR) is a modified capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

NYSE Arca Gold Miners Index (GDMNTR), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Gold Miners ETF (GDX). Market Vectors Gold Miners ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by NYSE Euronext and NYSE Euronext makes no representation as to the accuracy and/or completeness of GDMNTR or results to be obtained by any person from using GDMNTR in connection with trading the Fund.

13

MARKET VECTORS GOLD MINERS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Gold Miners ETF (GDX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GDX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	May 22, 2006* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	1	0.1%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	11	0.6%
Greater than or Equal to 0.5% And Less Than 1.0%	49	2.6%
Greater than or Equal to 0.0% And Less Than 0.5%	970	51.0%
Greater than or Equal to -0.5% And Less Than 0.0%	832	43.6%
Greater than or Equal to -1.0% And Less Than -0.5%	27	1.4%
Greater than or Equal to -1.5% And Less Than -1.0%	6	0.3%
Greater than or Equal to -2.0% And Less Than -1.5%	2	0.1%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	1	0.1%
Less Than -3.0%	0	0.0%
	1902	100.0%

* First day of secondary market trading.

14

 MARKET VECTORS JUNIOR GOLD MINERS ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVGDXJTR[2]
One Year	(60.78)%	(60.95)%	(60.93)%
Life* (annualized)	(21.21)%	(21.29)%	(21.05)%
Life* (cumulative)	(62.73)%	(62.89)%	(62.43)%
*since 11/10/09
On January 23, 2013, the name of the Market Vectors® Junior Gold Miners Index changed to Market Vectors® Global Junior Gold Miners Index. This was a name change only. There were no other changes to the index.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Junior Gold Miners ETF (GDXJ) was 11/10/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.58% / Net Expense Ratio 0.57%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

Market Vectors Global Junior Gold Miners Index (MVGDXJTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVGDXJTR. Solactive AG uses its best efforts to ensure that MVGDXJTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVGDXJTR to third parties. Market Vectors Junior Gold Miners ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

15

MARKET VECTORS JUNIOR GOLD MINERS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Junior Gold Miners ETF (GDXJ)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GDXJ is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	November 11, 2009* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	5	0.5%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.1%
Greater than or Equal to 2.0% And Less Than 2.5%	4	0.4%
Greater than or Equal to 1.5% And Less Than 2.0%	10	1.0%
Greater than or Equal to 1.0% And Less Than 1.5%	51	4.9%
Greater than or Equal to 0.5% And Less Than 1.0%	191	18.5%
Greater than or Equal to 0.0% And Less Than 0.5%	351	34.0%
Greater than or Equal to -0.5% And Less Than 0.0%	272	26.3%
Greater than or Equal to -1.0% And Less Than -0.5%	113	10.9%
Greater than or Equal to -1.5% And Less Than -1.0%	27	2.6%
Greater than or Equal to -2.0% And Less Than -1.5%	4	0.4%
Greater than or Equal to -2.5% And Less Than -2.0%	3	0.3%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	0.1%
	1033	100.0%

* First day of secondary market trading.

16

MARKET VECTORS OIL SERVICES ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVOIHTR[2]
One Year	25.85%	25.90%	26.07%
Life *(annualized)	13.88%	13.44%	13.57%
Life* (cumulative)	30.19%	29.17%	29.52%
*since 12/20/11

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Oil Services ETF (OIH) was 12/20/2011.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.39% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Oil Services 25 Index (MVOIHTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded oil services companies.

Market Vectors US Listed Oil Services 25 Index (MVOIHTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVOIHTR. Solactive AG uses its best efforts to ensure that MVOIHTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVOIHTR to third parties. Market Vectors Oil Services ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

17

MARKET VECTORS OIL SERVICES ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Oil Services ETF (OIH)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for OIH is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 21, 2011* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	1	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.2%
Greater than or Equal to 1.0% And Less Than 1.5%	4	0.8%
Greater than or Equal to 0.5% And Less Than 1.0%	5	1.0%
Greater than or Equal to 0.0% And Less Than 0.5%	247	48.8%
Greater than or Equal to -0.5% And Less Than 0.0%	242	47.8%
Greater than or Equal to -1.0% And Less Than -0.5%	3	0.6%
Greater than or Equal to -1.5% And Less Than -1.0%	2	0.4%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	506	100.0%

* First day of secondary market trading.

18

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVREMXTR[2]
One Year	(31.89)%	(31.85)%	(32.04)%
Life* (annualized)	(20.06)%	(19.93)%	(20.59)%
Life* (cumulative)	(50.91)%	(50.66)%	(51.96)%
*since 10/27/10

On January 23, 2013, the name of the Market Vectors® Rare Earth/Strategic Metals Index changed to Market Vectors® Global Rare Earth/Strategic Metals Index. This was a name change only. There were no other changes to the index.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Rare Earth/Strategic Metals ETF (REMX) was 10/27/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/27/10) to the first day of secondary market trading in shares of the Fund (10/28/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.70% / Net Expense Ratio 0.57%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Rare Earth/Strategic Metals Index (MVREMXTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in a variety of activities that are related to the mining, refining and manufacturing of rare earth/strategic metals.

Market Vectors Global Rare Earth/Strategic Metals Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Rare Earth/Strategic Metals ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

19

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Rare Earth/Strategic Metals ETF (REMX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for REMX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 28, 2010* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	4	0.5%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	1	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	5	0.6%
Greater than or Equal to 1.0% And Less Than 1.5%	27	3.4%
Greater than or Equal to 0.5% And Less Than 1.0%	104	13.1%
Greater than or Equal to 0.0% And Less Than 0.5%	157	19.8%
Greater than or Equal to -0.5% And Less Than 0.0%	194	24.5%
Greater than or Equal to -1.0% And Less Than -0.5%	195	24.7%
Greater than or Equal to -1.5% And Less Than -1.0%	52	6.6%
Greater than or Equal to -2.0% And Less Than -1.5%	21	2.6%
Greater than or Equal to -2.5% And Less Than -2.0%	8	1.0%
Greater than or Equal to -3.0% And Less Than -2.5%	4	0.5%
Less Than -3.0%	21	2.6%
	793	100.0%

* First day of secondary market trading.

20

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	RVEIT[2]
One Year	6.76%	6.55%	6.95%
Five Year	11.24%	11.77%	12.38%
Life* (annualized)	0.50%	0.52%	0.73%
Life* (cumulative)	2.72%	2.79%	3.97%
*since 8/29/08

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors RVE Hard Assets Producers ETF (HAP) was 8/29/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.74% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The RogersTM-Van Eck Hard Assets Producers Index (RVEIT) is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC in connection with Market Vectors RVE Hard Assets Producers ETF (HAP). Market Vectors RVE Hard Assets Producers ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in the Fund.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

The Fund is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in the Fund or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

21

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

RVE Hard Assets Producers ETF (HAP)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HAP is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	September 3, 2008* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	8	0.6%
Greater than or Equal to 2.5% And Less Than 3.0%	4	0.3%
Greater than or Equal to 2.0% And Less Than 2.5%	6	0.5%
Greater than or Equal to 1.5% And Less Than 2.0%	16	1.2%
Greater than or Equal to 1.0% And Less Than 1.5%	27	2.0%
Greater than or Equal to 0.5% And Less Than 1.0%	126	9.5%
Greater than or Equal to 0.0% And Less Than 0.5%	566	42.4%
Greater than or Equal to -0.5% And Less Than 0.0%	531	39.9%
Greater than or Equal to -1.0% And Less Than -0.5%	35	2.6%
Greater than or Equal to -1.5% And Less Than -1.0%	5	0.4%
Greater than or Equal to -2.0% And Less Than -1.5%	4	0.3%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.2%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	1	0.1%
	1331	100.0%

* First day of secondary market trading.

22

MARKET VECTORS SOLAR ENERGY ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVKWTTR[2]
One Year	105.24%	101.66%	100.67%
Five Year	(17.33)%	(17.45)%	(18.29)%
Life* (annualized)	(29.70)%	(29.74)%	(30.50)%
Life* (cumulative)	(86.56)%	(86.60)%	(87.42)%
*since 4/21/08
Index data prior to March 18, 2013 reflects that of the Ardour Solar Energy Index (SOLRXT). From March 18, 2013, forward, the index data reflects that of the Market Vectors Global Solar Energy Index (MVKWTTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Solar Energy ETF (KWT) was 4/21/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.54% / Net Expense Ratio 0.66%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Solar Energy Index (MVKWTTR) is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors exposure to the overall performance of the global solar energy industry.

Market Vectors Global Solar Energy Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Solar Energy ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

23

MARKET VECTORS SOLAR ENERGY ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Solar Energy ETF (KWT)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for KWT is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	April 23, 2008* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	3	0.2%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	11	0.8%
Greater than or Equal to 1.5% And Less Than 2.0%	17	1.2%
Greater than or Equal to 1.0% And Less Than 1.5%	71	5.0%
Greater than or Equal to 0.5% And Less Than 1.0%	210	14.8%
Greater than or Equal to 0.0% And Less Than 0.5%	463	32.4%
Greater than or Equal to -0.5% And Less Than 0.0%	444	31.2%
Greater than or Equal to -1.0% And Less Than -0.5%	144	10.1%
Greater than or Equal to -1.5% And Less Than -1.0%	28	2.0%
Greater than or Equal to -2.0% And Less Than -1.5%	15	1.1%
Greater than or Equal to -2.5% And Less Than -2.0%	7	0.5%
Greater than or Equal to -3.0% And Less Than -2.5%	2	0.1%
Less Than -3.0%	5	0.4%
	1423	100.0%

* First day of secondary market trading.

24

MARKET VECTORS STEEL ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	STEEL[2]
One Year	4.14%	3.88%	4.58%
Five Year	13.23%	13.20%	13.60%
Life* (annualized)	5.02%	5.03%	5.43%
Life* (cumulative)	42.43%	42.52%	46.61%
*since 10/10/06

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Steel ETF was 10/10/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.62% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Steel Index (STEEL) is a modified capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Steel ETF (SLX). Market Vectors Steel ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by NYSE Euronext and NYSE Euronext makes no representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

25

MARKET VECTORS STEEL ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Steel ETF (SLX)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SLX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	October 16, 2006* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	2	0.1%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.1%
Greater than or Equal to 1.0% And Less Than 1.5%	1	0.1%
Greater than or Equal to 0.5% And Less Than 1.0%	16	0.9%
Greater than or Equal to 0.0% And Less Than 0.5%	566	31.4%
Greater than or Equal to -0.5% And Less Than 0.0%	1160	64.3%
Greater than or Equal to -1.0% And Less Than -0.5%	50	2.8%
Greater than or Equal to -1.5% And Less Than -1.0%	3	0.2%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	2	0.1%
	1801	100.0%

* First day of secondary market trading.

26

MARKET VECTORS UNCONVENTIONAL OIL & GAS ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVFRAKTR[2]
One Year	25.50%	26.77%	26.00%
Life (annualized)	7.85%	7.88%	8.09%
Life* (cumulative)	15.26%	15.31%	15.75%
*since 2/14/12
On January 23, 2013, the name of the Market Vectors® Unconventional Oil & Gas Index changed to Market Vectors® Global Unconventional Oil & Gas Index. This was a name change only. There were no other changes to the index.

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Unconventional Oil & Gas ETF (FRAK) was 2/14/2012.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/14/12) to the first day of secondary market trading in shares of the Fund (2/15/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.04% / Net Expense Ratio 0.54%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.54% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Unconventional Oil & Gas Index (MVFRAKTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of companies involved in the exploration, development, extraction, production and/or refining of unconventional oil and natural gas.

Market Vectors Global Unconventional Oil & Gas Index (MVFRAKTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVFRAKTR. Solactive AG uses its best efforts to ensure that MVFRAKTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVFRAKTR to third parties. Market Vectors Unconventional Oil & Gas ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

27

MARKET VECTORS UNCONVENTIONAL OIL & GAS ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Unconventional Oil & Gas ETF (FRAK)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for FRAK is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 15, 2012* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	1	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	0	0.0%
Greater than or Equal to 1.0% And Less Than 1.5%	8	1.8%
Greater than or Equal to 0.5% And Less Than 1.0%	85	18.9%
Greater than or Equal to 0.0% And Less Than 0.5%	221	49.3%
Greater than or Equal to -0.5% And Less Than 0.0%	97	21.6%
Greater than or Equal to -1.0% And Less Than -0.5%	29	6.4%
Greater than or Equal to -1.5% And Less Than -1.0%	7	1.6%
Greater than or Equal to -2.0% And Less Than -1.5%	2	0.4%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	450	100.0%

* First day of secondary market trading.

28

MARKET VECTORS URANIUM+NUCLEAR ENERGY ETF

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	DXNE[2]
One Year	17.31%	17.18%	18.52%
Five Years	0.58%	0.96%	1.27%
Life* (annualized)	(9.43)%	(9.43)%	(9.30)%
Life* (cumulative)	(46.86)%	(46.87)%	(46.42)%
*since 8/13/07

Hypothetical Growth of $10,000 (Since Inception)

Commencement date for the Market Vectors Uranium+Nuclear Energy ETF (NLR) was 8/13/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.80% / Net Expense Ratio 0.60%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	DAXglobal® Nuclear Energy Index (DXNE) is a modified capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Uranium+Nuclear Energy ETF (NLR). Market Vectors Uranium+Nuclear Energy ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Deutsche Börse AG and Deutsche Börse AG makes no representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

29

MARKET VECTORS URANIUM+NUCLEAR ENERGY ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(unaudited)

Uranium+Nuclear Energy ETF (NLR)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for NLR is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	August 15, 2007* through December 31, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	2	0.1%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.2%
Greater than or Equal to 2.0% And Less Than 2.5%	3	0.2%
Greater than or Equal to 1.5% And Less Than 2.0%	15	0.9%
Greater than or Equal to 1.0% And Less Than 1.5%	45	2.8%
Greater than or Equal to 0.5% And Less Than 1.0%	179	11.2%
Greater than or Equal to 0.0% And Less Than 0.5%	441	27.7%
Greater than or Equal to -0.5% And Less Than 0.0%	583	36.6%
Greater than or Equal to -1.0% And Less Than -0.5%	226	14.2%
Greater than or Equal to -1.5% And Less Than -1.0%	48	3.0%
Greater than or Equal to -2.0% And Less Than -1.5%	22	1.4%
Greater than or Equal to -2.5% And Less Than -2.0%	14	0.9%
Greater than or Equal to -3.0% And Less Than -2.5%	5	0.3%
Less Than -3.0%	8	0.5%
	1594	100.0%

* First day of secondary market trading.

30

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2013 to December 31, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

31

EXPLANATION OF EXPENSES

(unaudited)

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period* July 1, 2013 - December 31, 2013
Agribusiness ETF
Actual	$1,000.00	$1,080.20	0.55%	$2.88
Hypothetical**	$1,000.00	$1,022.43	0.55%	$2.80
Coal ETF
Actual	$1,000.00	$1,126.00	0.59%	$3.16
Hypothetical**	$1,000.00	$1,022.23	0.59%	$3.01
Global Alternative Energy ETF
Actual	$1,000.00	$1,236.40	0.62%	$3.49
Hypothetical**	$1,000.00	$1,022.08	0.62%	$3.16
Gold Miners ETF
Actual	$1,000.00	$871.60	0.53%	$2.50
Hypothetical**	$1,000.00	$1,022.53	0.53%	$2.70
Junior Gold Miners ETF
Actual	$1,000.00	$849.10	0.58%	$2.70
Hypothetical**	$1,000.00	$1,022.28	0.58%	$2.96
Oil Services ETF
Actual	$1,000.00	$1,136.90	0.35%	$1.89
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Rare Earth / Strategic Metals ETF
Actual	$1,000.00	$939.10	0.57%	$2.79
Hypothetical**	$1,000.00	$1,022.33	0.57%	$2.91
RVE Hard Assets Producers ETF
Actual	$1,000.00	$1,139.70	0.49%	$2.64
Hypothetical**	$1,000.00	$1,022.74	0.49%	$2.50
Solar Energy ETF
Actual	$1,000.00	$1,543.20	0.66%	$4.23
Hypothetical**	$1,000.00	$1,021.88	0.66%	$3.36
Steel ETF
Actual	$1,000.00	$1,334.10	0.55%	$3.24
Hypothetical**	$1,000.00	$1,022.43	0.55%	$2.80
Unconventional Oil & Gas ETF
Actual	$1,000.00	$1,139.30	0.54%	$2.91
Hypothetical**	$1,000.00	$1,022.48	0.54%	$2.75
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,162.80	0.60%	$3.27
Hypothetical**	$1,000.00	$1,022.18	0.60%	$3.06
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2013) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
32

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.1%
Argentina: 0.1%
439,022	Cresud S.A.C.I.F. y A (ADR) †	$4,434,122
Australia: 1.3%
20,566,749	Incitec Pivot Ltd. #	49,434,950
2,534,689	Nufarm Ltd. #	9,977,117
		59,412,067
Canada: 10.3%
2,079,373	Agrium, Inc. (USD) †	190,221,042
8,703,820	Potash Corp. of Saskatchewan, Inc. (USD)	286,877,907
		477,098,949
Chile: 0.3%
552,748	Sociedad Quimica y Minera de Chile S.A. (ADR)	14,305,118
China / Hong Kong: 0.4%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * # §	5,554,209
14,998,000	China BlueChemical Ltd. #	9,397,217
25,204,000	Sinofert Holdings Ltd. #	4,106,223
		19,057,649
Germany: 1.5%
2,334,503	K+S A.G. † #	72,049,802
Indonesia: 0.7%
4,520,376	Astra Agro Lestari Tbk PT #	9,332,132
54,119,000	Charoen Pokphand Indonesia PT #	15,055,694
40,141,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	6,379,015
		30,766,841
Israel: 1.1%
6,208,964	Israel Chemicals Ltd. #	51,804,850
Japan: 6.5%
14,817,130	Kubota Corp. #	246,254,506
3,278,000	Nippon Meat Packers, Inc. #	56,450,790
		302,705,296
Malaysia: 3.9%
20,416,200	Felda Global Ventures Holdings Bhd #	28,008,814
41,270,055	IOI Corp. Bhd #	59,399,976
18,753,527	IOI Properties Group Sdn Bhd * #	14,761,871
5,959,870	Kuala Lumpur Kepong Bhd #	45,346,656
7,144,800	PPB Group Bhd #	35,257,458
		182,774,775
Netherlands: 1.0%
907,073	Nutreco N.V. (EUR) #	45,177,435
Norway: 3.3%
42,398,464	Marine Harvest ASA † #	51,705,391
2,317,867	Yara International ASA #	99,939,933
		151,645,324
Russia: 2.2%
3,791,706	Uralkali OJSC (GDR) # Reg S	100,968,702
Singapore: 4.7%
7,047,000	First Resources Ltd. #	11,844,324
92,106,745	Golden Agri-Resources Ltd. #	39,852,472
6,099,520	Indofood Agri Resources Ltd. #	4,283,379
59,685,751	Wilmar International Ltd. #	162,039,912
		218,020,087
Number of Shares		Value

South Africa: 0.2%
873,058	Tongaat Hulett Ltd.	$9,477,665
Switzerland: 8.0%
4,637,212	Syngenta A.G. (ADR)	370,698,727
Taiwan: 0.5%
9,843,000	Taiwan Fertilizer Co. Ltd. #	22,324,303
Thailand: 1.5%
71,108,436	Charoen Pokphand Foods (NVDR) #	69,480,568
Turkey: 0.1%
191,453	Turk Traktor ve Ziraat Makineleri AS #	5,485,906
Ukraine: 0.2%
708,910	Kernel Holding S.A.(PLN) * † #	8,970,383
United Kingdom: 2.9%
12,000,378	CNH Industrial N.V. (USD) * †	136,204,290
United States: 49.4%
1,397,043	AGCO Corp.	82,690,975
268,335	Andersons, Inc.	23,927,432
6,953,735	Archer-Daniels-Midland Co.	301,792,099
1,969,819	Bunge Ltd.	161,741,838
822,407	CF Industries Holdings, Inc.	191,653,727
671,984	Chiquita Brands International, Inc. *	7,862,213
3,578,727	Deere & Co.	326,845,137
402,111	IDEXX Laboratories, Inc. *	42,772,547
184,720	Lindsay Corp. †	15,285,580
3,225,561	Monsanto Co.	375,939,135
4,264,944	Mosaic Co.	201,603,903
820,153	Toro Co.	52,161,731
2,002,991	Tractor Supply Co.	155,392,042
3,928,938	Tyson Foods, Inc.	131,462,265
6,672,565	Zoetis, Inc.	218,126,150
		2,289,256,774

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $4,404,630,705)		4,642,119,633

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2%
Repurchase Agreements: 4.2%
$40,629,818	Repurchase agreement dated 12/31/2013 with BNP Paribas Securities Corp., 0.02% due 1/2/2014, proceeds $40,629,863; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 11/20/2043 to 12/1/2043, valued at $41,442,415 including accrued interest)	40,629,818
45,890,270	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.01% due 1/2/2014, proceeds $45,890,295; (collateralized by various U.S. government and agency obligations, 0.00% to 11.25%, due 2/18/2014 to 5/4/2037, valued at $46,808,093 including accrued interest)	45,890,270

See Notes to Financial Statements

33

Principal Amount		Value

$45,890,270	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $45,890,346; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $46,808,091 including accrued interest)	$45,890,270
45,890,270	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $45,890,295; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $46,808,075 including accrued interest)	45,890,270
Principal Amount		Value

$14,921,505	Repurchase agreement dated 12/31/2013 with RBS Securities, Inc., 0.01% due 1/2/2014, proceeds $14,921,513; (collateralized by various U.S. government obligations, 0.13% to 3.88%, due 1/15/2014 to 2/15/2043, valued at $15,219,973 including accrued interest)	$14,921,505
Total Short-Term Investments Held as Collateral for Securities Loaned: 4.2%
(Cost: $193,222,133)		193,222,133
Total Investments: 104.3%
(Cost: $4,597,852,838)		4,835,341,766
Liabilities in excess of other assets: (4.3)%		(200,024,087)
NET ASSETS: 100.0%		$4,635,317,679

ADR	American Depositary Receipt
EUR	Euro
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $187,836,162.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,340,643,988 which represents 28.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,554,209 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	41.0%	$1,903,165,769
Agricultural Operations	14.7	682,858,037
Chemicals - Diversified	3.2	148,136,887
Diagnostic Kits	0.9	42,772,547
Diversified Operations	0.2	9,477,665
Fisheries	1.1	51,705,391
Food - Flour & Grain	0.6	28,008,814
Food - Meat Products	4.1	187,913,055
Food - Miscellaneous / Diversified	6.9	319,817,586
Machinery - Farm	17.5	812,766,394
Medical - Drugs	4.7	218,126,150
Pastoral & Agricultural	0.3	15,055,694
Real Estate Operation / Development	0.3	14,761,871
Retail - Gardening Products	4.5	207,553,773
	100.0%	$4,642,119,633

See Notes to Financial Statements

34

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$4,434,122	$–	$–	$4,434,122
Australia	–	59,412,067	–	59,412,067
Canada	477,098,949	–	–	477,098,949
Chile	14,305,118	–	–	14,305,118
China / Hong Kong	–	19,057,649	–	19,057,649
Germany	–	72,049,802	–	72,049,802
Indonesia	–	30,766,841	–	30,766,841
Israel	–	51,804,850	–	51,804,850
Japan	–	302,705,296	–	302,705,296
Malaysia	–	182,774,775	–	182,774,775
Netherlands	–	45,177,435	–	45,177,435
Norway	–	151,645,324	–	151,645,324
Russia	–	100,968,702	–	100,968,702
Singapore	–	218,020,087	–	218,020,087
South Africa	9,477,665	–	–	9,477,665
Switzerland	370,698,727	–	–	370,698,727
Taiwan	–	22,324,303	–	22,324,303
Thailand	–	69,480,568	–	69,480,568
Turkey	–	5,485,906	–	5,485,906
Ukraine	–	8,970,383	–	8,970,383
United Kingdom	136,204,290	–	–	136,204,290
United States	2,289,256,774	–	–	2,289,256,774
Repurchase Agreements	–	193,222,133	–	193,222,133
Total	$3,301,475,645	$1,533,866,121	$–	$4,835,341,766

During the year ended December 31, 2013, transfers of securities from Level 1 to Level 2 were $25,350,852. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

35

COAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 9.4%
2,184,999	Aurizon Holdings Ltd. #	$9,561,760
619,899	New Hope Corp. Ltd. #	1,850,853
1,895,143	Whitehaven Coal Ltd. * † #	3,249,249
		14,661,862
Canada: 7.4%
1,055,087	Sherritt International Corp. †	3,674,185
238,370	Westshore Terminals Investment Corp.	7,764,693
		11,438,878
China / Hong Kong: 16.3%
9,192,095	China Coal Energy Co. Ltd. † #	5,183,407
3,860,408	China Shenhua Energy Co. Ltd. #	12,218,144
11,114,067	Fushan International Energy Group Ltd. † #	3,907,896
1,964,307	Hidili Industry International Development Ltd. * † #	300,212
389,683	Yanzhou Coal Mining Co. Ltd. (ADR) †	3,596,774
		25,206,433
Indonesia: 8.0%
56,826,215	Adaro Energy Tbk PT #	5,105,589
24,519,000	Borneo Lumbung Energi & Meta * #	350,468
52,407,500	Bumi Resources Tbk PT * #	1,294,058
1,404,552	Indo Tambangraya Megah Tbk PT #	3,296,021
2,865,500	Tambang Batubara Bukit Asam Tbk PT #	2,407,264
		12,453,400
Netherlands: 0.3%
338,528	New World Resources PLC (GBP) * † #	411,471
Poland: 3.5%
133,500	Jastrzebska Spolka Weglowa S.A. #	2,351,677
73,723	Lubelski Wegiel Bogdanka S.A. #	3,074,053
		5,425,730
Russia: 0.3%
461,140	Raspadskaya OAO (USD) *	425,147
South Africa: 3.6%
394,459	Exxaro Resources Ltd. † #	5,524,618
Thailand: 4.9%
8,339,700	Banpu PCL (NVDR) #	7,691,072
United States: 46.3%
42,540	Alliance Holdings GP LP	2,478,806
76,176	Alliance Resource Partners LP †	5,865,552
785,106	Alpha Natural Resources, Inc. *	5,605,657
754,275	Arch Coal, Inc. †	3,356,524
216,384	Cloud Peak Energy, Inc. *	3,894,912
330,650	Consol Energy, Inc.	12,577,926
42,814	FreightCar America, Inc.	1,139,709
201,244	Joy Global, Inc. †	11,770,762
261,426	Natural Resource Partners LP †	5,212,835
537,161	Peabody Energy Corp.	10,490,754
247,233	SunCoke Energy, Inc. *	5,639,385
222,344	Walter Energy, Inc. †	3,697,581
		71,730,403
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $243,958,949)		154,969,014
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 26.3%
Repurchase Agreements: 26.3%
$2,040,737	Repurchase agreement dated 12/31/2013 with Barclays Capital, 0.01% due 1/2/2014, proceeds $2,040,738; (collateralized by various U.S. government obligations, 0.00% to 4.75%, due 5/15/2014 to 8/15/2043, valued at $2,081,552 including accrued interest)	$2,040,737
9,693,612	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $9,693,623; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $9,887,484 including accrued interest)	9,693,612
9,693,612	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $9,693,628; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $9,887,487 including accrued interest)	9,693,612
9,693,612	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $9,693,617; (collateralized by U.S. government obligations, 0.88%, due 9/15/2016, valued at $9,887,519 including accrued interest)	9,693,612
9,693,612	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $9,693,617; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $9,887,484 including accrued interest)	9,693,612
Total Short-Term Investments Held as Collateral for Securities Loaned: 26.3%
(Cost: $40,815,185)		40,815,185
Total Investments: 126.3%
(Cost: $284,774,133)		195,784,199
Liabilities in excess of other assets: (26.3)%		(40,790,025)
NET ASSETS: 100.0%		$154,994,174

See Notes to Financial Statements

36

COAL ETF

SCHEDULE OF INVESTMENTS

(continued)

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $38,842,912.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $67,777,812 which represents 43.7% of net assets.

Summary of Investment by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Coal	77.6%	$120,295,966
Diversified Minerals	0.5	761,939
Diversified Operations	2.4	3,674,185
Machinery - Construction & Mining	7.6	11,770,762
Miscellaneous Manufacturing	0.7	1,139,709
Storage/Warehousing	5.0	7,764,693
Transport - Rail	6.2	9,561,760
	100.0%	$154,969,014

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$14,661,862	$–	$14,661,862
Canada	11,438,878	–	–	11,438,878
China / Hong Kong	3,596,774	21,609,659	–	25,206,433
Indonesia	–	12,453,400	–	12,453,400
Netherlands	–	411,471	–	411,471
Poland	–	5,425,730	–	5,425,730
Russia	425,147	–	–	425,147
South Africa	–	5,524,618	–	5,524,618
Thailand	–	7,691,072	–	7,691,072
United States	71,730,403	–	–	71,730,403
Repurchase Agreements	–	40,815,185	–	40,815,185
Total	$87,191,202	$108,592,997	$–	$195,784,199

During the year ended December 31, 2013, transfers of securities from Level 1 to Level 2 were $2,063,999. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

37

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 99.9%
Austria: 1.2%
50,858	Verbund - Oesterreichische Elektrizis A.G. † #	$1,087,487
Brazil: 3.1%
207,639	Cosan Ltd. (Class A) (USD)	2,848,807
Canada: 1.4%
65,346	Westport Innovations, Inc. *	1,278,629
China / Hong Kong: 10.8%
3,435,000	China Longyuan Power Group Corp. Ltd. #	4,430,277
423,184	Dongfang Electric Corp. Machinery Co. Ltd. † #	744,388
13,012,000	GCL-Poly Energy Holdings Ltd. * † #	4,045,956
548,400	Xinjiang Goldwind Science & Technology Co. Ltd. #	626,814
		9,847,435
Denmark: 7.3%
225,581	Vestas Wind Systems A/S * #	6,690,455
Germany: 0.4%
12,591	SMA Solar Technology A.G. #	399,571
Ireland: 10.2%
121,830	Eaton Corp. PLC (USD)	9,273,700
Italy: 4.7%
1,720,597	Enel Green Power SpA #	4,335,799
Japan: 3.1%
138,604	Kurita Water Industries Ltd. #	2,880,973
Philippines: 1.4%
10,531,200	Energy Development Corp. #	1,267,885
Spain: 4.2%
243,942	EDP Renovaveis S.A. * #	1,297,870
239,551	Gamesa Corp. Tecnologica S.A. * #	2,505,241
		3,803,111
Number of Shares		Value

United States: 52.1%
57,916	AVX Corp.	$806,770
82,333	Clean Energy Fuels Corp. * †	1,060,449
141,389	Covanta Holding Corp.	2,509,655
131,341	Cree, Inc. *	8,218,006
57,727	EnerSys, Inc.	4,046,086
80,333	First Solar, Inc. *	4,389,395
87,479	International Rectifier Corp. *	2,280,578
45,716	Itron, Inc. *	1,894,014
55,634	Polypore International, Inc. * †	2,164,163
36,294	Power Integrations, Inc.	2,025,931
40,761	Solarcity Corp. * †	2,316,040
307,138	SunEdison, Inc. *	4,008,151
51,980	Sunpower Corp * †	1,549,524
58,300	Tesla Motors, Inc. * †	8,767,154
46,117	Veeco Instruments, Inc. *	1,517,710
		47,553,626
Total Common Stocks
(Cost: $89,093,163)		91,267,478
MONEY MARKET FUND: 0.2%
(Cost: $142,969)
142,969	Dreyfus Government Cash Management Fund	142,969
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $89,236,132)		91,410,447
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 21.8%
(Cost: $19,858,210)
19,858,210	Bank of New York Overnight Government Fund	19,858,210
Total Investments: 121.9%
(Cost: $109,094,342)		111,268,657
Liabilities in excess of other assets: (21.9)%		(19,959,988)
NET ASSETS: 100.0%		$91,308,669

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,027,293.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,312,716 which represents 33.2% of net assets.

See Notes to Financial Statements

38

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Auto - Cars / Light Trucks	9.6%	$8,767,154
Automobile / Truck Parts & Equipment	1.4	1,278,629
Batteries / Battery Systems	6.8	6,210,249
Diversified Manufacturing Operations	10.1	9,273,700
Electric - Generation	1.4	1,267,885
Electric - Integrated	1.2	1,087,487
Electronic Compo-Misc	0.9	806,770
Electronic Component - Semiconductors	20.7	18,896,130
Electronic Measure Instruments	2.1	1,894,014
Energy - Alternate Sources	26.4	24,176,846
Non - Hazardous Waste Disposal	2.7	2,509,655
Power Conversion / Supply Equipment	6.4	5,825,538
Semiconductor Component - Integrated Circuits	2.2	2,025,931
Semiconductor Equipment	1.7	1,517,710
Sugar	3.1	2,848,807
Water Treatment Systems	3.1	2,880,973
Money Market Fund	0.2	142,969
	100.0%	$91,410,447

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$–	$1,087,487	$–	$1,087,487
Brazil	2,848,807	–	–	2,848,807
Canada	1,278,629	–	–	1,278,629
China / Hong Kong	–	9,847,435	–	9,847,435
Denmark	–	6,690,455	–	6,690,455
Germany	–	399,571	–	399,571
Ireland	9,273,700	–	–	9,273,700
Italy	–	4,335,799	–	4,335,799
Japan	–	2,880,973	–	2,880,973
Philippines	–	1,267,885	–	1,267,885
Spain	–	3,803,111	–	3,803,111
United States	47,553,626	–	–	47,553,626
Money Market Funds	20,001,179	–	–	20,001,179
Total	$80,955,941	$30,312,716	$–	$111,268,657

See Notes to Financial Statements

39

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 4.5%
42,731,494	Newcrest Mining Ltd. ‡ #	$300,661,039
Canada: 65.2%
9,685,153	Agnico-Eagle Mines Ltd. (USD) ‡	255,494,336
7,119,528	Alamos Gold, Inc. (USD) ‡	86,359,875
8,309,788	Argonaut Gold, Inc. ‡ *	41,607,597
13,801,222	AuRico Gold, Inc. (USD) ‡ †	50,512,473
36,313,215	B2GOLD Corp. (USD) ‡ *	73,352,694
55,187,195	Barrick Gold Corp. (USD)	972,950,248
7,701,805	Detour Gold Corp. ‡ * †	29,719,906
39,921,318	Eldorado Gold Corp. (USD) ‡	227,152,300
6,523,904	First Majestic Silver Corp. (USD) ‡ * †	63,934,259
7,438,902	Franco-Nevada Corp. (USD) ‡ †	303,060,868
38,488,895	Goldcorp, Inc. (USD)	834,054,355
20,993,004	IAMGOLD Corp. (USD) ‡	69,906,703
63,738,084	Kinross Gold Corp. (USD) ‡	279,172,808
16,881,703	McEwen Mining, Inc. (USD) ‡ *	33,088,138
28,059,025	New Gold, Inc. (USD) ‡ *	147,029,291
24,403,542	Osisko Mining Corp. ‡ *	108,179,466
8,440,851	Pan American Silver Corp. (USD) ‡	98,757,957
16,817,952	Silver Wheaton Corp. (USD)	339,554,451
37,798,488	Yamana Gold, Inc. (USD) ‡ †	325,822,967
		4,339,710,692
China / Hong Kong: 2.0%
1,476,771,000	G-Resources Group Ltd. ‡ * † #	35,807,423
48,743,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	28,055,858
330,340,000	Zijin Mining Group Ltd. ‡ † #	71,142,465
		135,005,746
Peru: 2.6%
15,366,092	Cia de Minas Buenaventura S.A. (ADR) ‡	172,407,552
South Africa: 7.7%
22,515,991	AngloGold Ashanti Ltd. (ADR) ‡ †	263,887,415
42,954,871	Gold Fields Ltd. (ADR) ‡	137,455,587
24,289,080	Harmony Gold Mining Co. Ltd. (ADR) ‡	61,451,372
10,244,808	Sibanye Gold Ltd. (ADR) ‡ †	49,277,526
		512,071,900
United Kingdom: 5.1%
61,400,736	Cenatamin Plc ‡ * #	45,536,027
4,613,327	Randgold Resources Ltd. (ADR) ‡ †	289,763,069
		335,299,096
United States: 13.0%
15,992,711	Alacer Gold Corp. (CAD) ‡	32,662,760
5,604,402	Coeur d’Alene Mines Corp ‡ *	60,807,762
19,101,423	Hecla Mining Co. ‡ †	58,832,383
23,665,275	Newmont Mining Corp.	545,011,283
3,592,641	Royal Gold, Inc. ‡	165,512,971
		862,827,159
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $11,111,373,334)		6,657,983,184
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.4%
Repurchase Agreements: 4.4%
$14,686,903	Repurchase agreement dated 12/31/2013 with Barclays Capital, 0.01% due 1/2/2014, proceeds $14,686,911; (collateralized by various U.S. government obligations, 0.00% to 4.75%, due 5/15/2014 to 8/15/2043, valued at $14,980,642 including accrued interest)	$14,686,903
69,763,590	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $69,763,668; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $71,158,862 including accrued interest)	69,763,590
69,763,590	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $69,763,706; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $71,158,885 including accrued interest)	69,763,590
69,763,590	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $69,763,629; (collateralized by U.S. government obligations, 0.88%, due 9/15/2016, valued at $71,159,111 including accrued interest)	69,763,590
69,763,590	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $69,763,629; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $71,158,862 including accrued interest)	69,763,590
Total Short-Term Investments Held as Collateral for Securities Loaned: 4.4%
(Cost: $293,741,263)		293,741,263
Total Investments: 104.5%
(Cost: $11,405,114,597)		6,951,724,447
Liabilities in excess of other assets: (4.5)%		(299,113,745)
NET ASSETS: 100.0%		$6,652,610,702

See Notes to Financial Statements

40

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $279,824,732.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $481,202,812 which represents 7.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold Mining	90.7%	$6,036,096,372
Precious Metals	0.9	60,807,762
Silver Mining	8.4	561,079,050
	100.0%	$6,657,983,184

A summary of the Fund’s transactions in securities of affiliates for the year ended December 31, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 12/31/13
Agnico-Eagle Mines Ltd. (b)	$–	$441,803,811	$(384,814,718)	$(156,458,554)	$6,663,749	$255,494,336
Alacer Gold Corp.	–	59,567,259	(7,479,600)	(2,771,900)	–	32,662,760
Alamos Gold, Inc.	–	132,124,388	(16,081,205)	(4,476,621)	643,029	86,359,875
Allied Nevada Gold Corp.	186,117,228	83,246,987	(108,752,748)	(181,581,788)	–	–
AngloGold Ashanti Ltd. (b)	–	410,149,141	(319,062,537)	(82,033,795)	1,339,472	263,887,415
Argonaut Gold, Inc.	–	58,857,777	(7,699,478)	(1,609,502)	–	41,607,597
AuRico Gold, Inc.	159,034,685	125,044,850	(154,215,875)	(78,100,505)	1,733,021	50,512,473
Aurizon Mines Ltd.	39,436,143	22,369,947	(58,427,177)	(13,845,354)	–	–
B2GOLD Corp.	–	211,307,646	(125,947,600)	172,932	–	73,352,694
Cenatamin Plc	–	54,169,837	(8,780,923)	(761,192)	–	45,536,027
Cia de Minas Buenaventura S.A. (b)	–	408,407,850	(338,820,983)	(231,940,273)	3,947,301	172,407,552
Coeur d’Alene Mines Corp.	151,600,624	153,650,172	(159,431,551)	(67,640,162)	–	60,807,762
Detour Gold Corp.	–	84,225,252	(8,101,421)	(6,055,917)	–	29,719,906
Eldorado Gold Corp. (b)	–	462,346,821	(394,094,235)	(178,438,947)	3,352,428	227,152,300
First Majestic Silver Corp.	161,500,618	164,354,414	(182,879,776)	(47,468,391)	–	63,934,259
Franco-Nevada Corp.	–	395,925,110	(57,170,110)	(5,713,696)	1,213,384	303,060,868
Gold Fields Ltd. (b)	–	435,504,198	(382,272,552)	(217,301,517)	2,341,780	137,455,587
Golden Star Resources Ltd.	32,825,215	20,322,533	(28,132,599)	(42,573,140)	–	–
G-Resources Group Ltd.	–	60,896,857	(7,317,852)	(2,193,053)	–	35,807,423
Harmony Gold Mining Co. Ltd.	268,607,700	202,874,699	(217,226,249)	(172,120,803)	1,310,052	61,451,372
Hecla Mining Co.	114,640,502	113,425,358	(123,793,899)	(45,498,297)	393,812	58,832,383
IAMGOLD Corp.	297,417,891	226,016,535	(251,045,800)	(273,597,595)	2,950,748	69,906,703
Kinross Gold Corp. (b)	–	425,447,219	(342,549,459)	(145,185,456)	3,143,170	279,172,808
McEwen Mining, Inc.	–	52,618,695	(6,547,030)	(2,254,351)	–	33,088,138
New Gold, Inc.	351,692,896	371,177,840	(387,300,440)	(114,868,023)	–	147,029,291
Newcrest Mining Ltd.	–	503,720,814	(26,351,292)	(2,791,682)	–	300,661,039
Osisko Mining Corp.	–	152,522,332	(22,226,390)	(3,843,974)	–	108,179,466
Pan American Silver Corp.	196,544,772	208,310,000	(228,918,987)	(121,850,975)	4,386,149	98,757,957
Randgold Resources Ltd. (b)	–	468,325,520	(442,645,648)	(54,081,245)	1,977,762	289,763,069
Royal Gold, Inc.	360,645,301	378,938,465	(420,723,364)	(87,781,928)	4,247,860	165,512,971
Seabridge Gold, Inc.	55,148,618	56,961,236	(94,947,458)	(37,239,903)	–	–
Sibanye Gold Ltd.	–	67,796,521	(64,469,391)	(22,897,972)	1,199,424	49,277,526
Silver Standard Resources, Inc.	82,811,450	63,168,865	(100,980,182)	(79,429,302)	–	–
Tanzanian Royalty Exploration Corp.	30,581,282	32,843,445	(52,563,628)	(18,814,401)	–	–
Vista Gold Corp.	15,063,924	10,109,337	(13,297,313)	(15,008,761)	–	–
Yamana Gold, Inc. (b)	–	469,731,830	(364,903,572)	(18,253,646)	7,072,046	325,822,967
Zhaojin Mining Industry Co. Ltd.	–	53,482,151	(5,751,927)	(2,506,531)	–	28,055,858
Zijin Mining Group Ltd.	–	101,949,408	(14,547,046)	(2,385,396)	–	71,142,465
	$2,503,668,849	$7,743,695,120	$(5,930,272,015)	$(2,541,201,616)	$47,915,187	$3,966,412,847

(b)	Not an affiliate at the beginning of the reporting period.

See Notes to Financial Statements

41

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$300,661,039	$–	$300,661,039
Canada	4,339,710,692	–	–	4,339,710,692
China / Hong Kong	–	135,005,746	–	135,005,746
Peru	172,407,552	–	–	172,407,552
South Africa	512,071,900	–	–	512,071,900
United Kingdom	289,763,069	45,536,027	–	335,299,096
United States	862,827,159	–	–	862,827,159
Repurchase Agreements	–	293,741,263	–	293,741,263
Total	$6,176,780,372	$774,944,075	$–	$6,951,724,447

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2013:

Common Stocks
South Africa
Balance as of December 31, 2012	$–
Realized gain (loss)	(49,179,757)
Net change in unrealized appreciation (depreciation)	49,457,879
Purchases	–
Sales	(278,122)
Transfers in and/or out of level 3	–
Balance as of December 31, 2013	$–

See Notes to Financial Statements

42

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 20.8%
48,604,191	Beadell Resources Ltd. ‡ * † #	$34,682,182
33,634,340	Evolution Mining Ltd. #	18,662,859
362,586,585	Focus Minerals Ltd. * #	3,888,114
62,721,031	Indophil Resources NL ‡ *	9,258,702
33,331,748	Intrepid Mines Ltd. ‡ * † #	9,407,569
9,716,079	Kingsgate Consolidated Ltd. ‡ † #	8,153,978
10,994,158	Medusa Mining Ltd ‡ * † #	20,236,362
26,664,233	Northern Star Resources Ltd. ‡ † #	18,840,747
23,369,407	OceanaGold Corp. (CAD) ‡ *	36,071,367
22,449,523	Papillon Resources Ltd. ‡ * † #	19,817,636
28,506,210	Perseus Mining Ltd. (CAD) ‡ *	6,036,609
35,610,574	Red 5 Ltd. * #	2,821,177
24,438,250	Resolute Mining Ltd. * #	12,242,453
43,073,672	Saracen Mineral Holdings Ltd. ‡ * #	7,209,787
29,962,295	Silver Lake Resources Ltd. ‡ * † #	14,460,044
26,203,230	St. Barbara Ltd. ‡ * #	6,170,731
11,641,911	Troy Resources Ltd. ‡ * #	8,214,578
		236,174,895
Canada: 64.4%
3,164,662	Alexco Resource Corp. (USD) ‡ *	3,987,474
10,902,072	Argonaut Gold, Inc. ‡ *	54,587,316
6,220,749	Asanko Gold, Inc. ‡ * †	10,011,747
2,999,516	Aurcana Corp. ‡ *	1,637,383
19,615,285	Banro Corp. ‡ *	10,523,025
2,593,418	Bear Creek Mining Corp. *	3,563,661
13,655,270	Belo Sun Mining Corp. ‡ *	4,305,426
16,794,928	Brigus Gold Corp. (USD) ‡ *	13,100,044
19,123,207	China Gold International Resources Corp. Ltd. *	48,595,444
8,473,015	Continental Gold Ltd. ‡ *	26,954,156
8,974,297	Dundee Precious Metals, Inc. ‡ *	25,930,439
7,760,573	Endeavour Silver Corp. (USD) ‡ * †	28,170,880
9,801,690	Fortuna Silver Mines, Inc. ‡ *	28,136,616
8,069,156	Gabriel Resources Ltd. *	5,923,710
10,013,135	Great Panther Silver Ltd. (USD) ‡ *	7,289,562
9,814,918	Guyana Goldfields, Inc. ‡ * †	15,149,615
3,929,945	Kirkland Lake Gold, Inc. ‡ *	9,505,843
32,416,056	Lake Shore Gold Corp. ‡ *	14,796,976
2,994,869	MAG Silver Corp. * †	15,502,851
20,564,145	McEwen Mining, Inc. (USD) ‡ * †	40,305,724
11,774,571	Premier Gold Mines Ltd. ‡ * †	16,622,924
6,120,769	Primero Mining Corp. ‡ *	26,960,187
13,752,276	Rio Alto Mining Ltd. ‡ *	22,909,674
51,166,670	Romarco Minerals, Inc. ‡ *	18,058,825
22,471,823	Rubicon Minerals Corp. ‡ *	20,726,952
9,661,544	Sabina Gold & Silver Corp. *	6,638,049
6,839,232	Sandstorm Gold Ltd. (USD) ‡ * †	29,203,521
3,663,243	Seabridge Gold, Inc. (USD) ‡ *	26,741,674
16,372,517	Semafo, Inc. ‡	42,992,303
5,529,257	Silver Standard Resources, Inc. (USD) ‡ * †	38,483,629
13,295,780	Silvercorp Metals, Inc. (USD) ‡ †	30,447,336
24,146,857	Sulliden Gold Corp. Ltd. ‡ *	16,363,047
7,852,541	Tanzanian Royalty Exploration Corp. (USD) ‡ *	13,741,947
11,216,615	Timmins Gold Corp. ‡ * †	11,929,200
47,190,096	Torex Gold Resources, Inc. ‡ *	41,749,355
		731,546,515
Number of Shares		Value

Cayman Islands: 1.1%
27,959,833	Endeavour Mining Corp. (CAD) ‡ *	$12,631,266
China / Hong Kong: 4.4%
253,888,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * †	38,965,239
52,880,000	China Silver Group Ltd. ‡ #	6,700,679
19,288,900	Real Gold Mining Ltd. * † # §	4,551,243
		50,217,161
Singapore: 0.7%
61,514,000	LionGold Corp. Ltd. ‡ * †	8,282,417
South Africa: 0.8%
2,398,829	DRDGOLD Ltd. (ADR) ‡ †	8,851,679
United Kingdom: 2.9%
6,073,111	Highland Gold Mining Ltd. #	5,917,686
6,887,314	Lydian International Ltd. (CAD) ‡ *	4,731,990
42,608,644	Patagonia Gold Plc * †	7,762,757
11,840,805	Petropavlovsk Plc ‡ † #	14,371,175
		32,783,608
United States: 4.9%
5,823,070	Allied Nevada Gold Corp. ‡ * †	20,671,899
2,636,169	Gold Resource Corp. †	11,941,846
20,160,325	Golden Star Resources Ltd. ‡ * †	8,870,543
7,128,280	Midway Gold Corp. ‡ *	5,773,907
9,572,430	Paramount Gold and Silver Corp. ‡ *	8,919,590
		56,177,785
Total Common Stocks (Cost: $2,460,305,527)		1,136,665,326
WARRANTS: 0.0% (Cost: $28,178)
United States: 0.0%
24,436	Coeur Mining, Inc. Warrants (USD 30.00, expiring 04/16/17)*	32,255
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $2,460,333,705)		1,136,697,581

Principal Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.3%
Repurchase Agreements: 9.3%
$5,320,507	Repurchase agreement dated 12/31/2013 with Barclays Capital, 0.01% due 1/2/2014, proceeds $5,320,510; (collateralized by various U.S. government obligations, 0.00% to 4.75%, due 5/15/2014 to 8/15/2043, valued at $5,426,917 including accrued interest)	5,320,507
25,272,684	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $25,272,712; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $25,778,138 including accrued interest)	25,272,684

See Notes to Financial Statements

43

Principal Amount		Value

$25,272,684	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $25,272,726; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $25,778,146 including accrued interest)	$25,272,684
25,272,684	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $25,272,698; (collateralized by U.S. government obligations, 0.88%, due 9/15/2016, valued at $25,778,228 including accrued interest)	25,272,684
Principal Amount		Value

$25,272,684	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $25,272,698; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $25,778,138 including accrued interest)	$25,272,684
Total Short-Term Investments Held as Collateral for Securities Loaned: 9.3%
(Cost: $106,411,243)		106,411,243
Total Investments: 109.3% (Cost: $2,566,744,948)		1,243,108,824
Liabilities in excess of other assets: (9.3)%		(106,285,555)
NET ASSETS: 100.0%		$1,136,823,269

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $96,335,449.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $216,349,000 which represents 19.0% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $4,551,243 which represents 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	2.5%	$28,489,709
Gold Mining	75.9	862,772,481
Precious Metals	7.5	85,502,794
Silver Mining	14.1	159,932,597
	100.0%	$1,136,697,581

A summary of the Fund’s transactions in securities of affiliates for the year ended December 31, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 12/31/13
Alexco Resource Corp.	$12,428,755	$4,028,322	$(2,738,298)	$(8,415,368)	$–	$3,987,474
Allied Nevada Gold Corp.	–	29,700,388	(2,397,058)	(525,091)	–	20,671,899
Argonaut Gold, Inc.	79,764,420	53,378,440	(26,494,552)	(7,615,746)	–	54,587,316
Asanko Gold, Inc.	–	7,557,612	(4,050,795)	(5,873,185)	–	10,011,747
Atac Resources Ltd.	9,687,526	3,866,818	(5,156,154)	(26,638,697)	–	–
Aurcana Corp.	30,280,406	8,174,323	(5,116,934)	(15,937,473)	–	1,637,383
Aurizon Mines Ltd.	38,231,544	5,568,514	(41,818,315)	(11,450,077)	–	–
Avocet Mining Plc	14,546,085	1,103,823	(3,959,050)	(30,619,476)	–	–
B2Gold Corp.	91,976,191	11,830,737	(145,434,080)	(13,345,647)	–	–
Banro Corp.	39,687,333	12,854,034	(4,370,925)	(5,856,151)	–	10,523,025
Beadell Resources Ltd.	49,076,709	20,354,533	(20,301,545)	(1,638,429)	–	34,682,182
Bear Creek Mining Corp. (a)	17,878,405	6,684,559	(7,720,003)	(14,793,459)	–	–
Belo Sun Mining Corp.	–	11,349,307	(1,525,765)	(1,092,357)	–	4,305,426
Brigus Gold Corp.	14,646,964	5,891,790	(4,033,689)	(4,520,022)	–	13,100,044
CGA Mining Ltd.	59,670,986	2,764,105	–	–	–	–
China Precious Metal Resources Holdings Co. Ltd. (b)	–	20,102,676	(9,946,194)	(1,338,235)	–	38,965,239

See Notes to Financial Statements

44

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

	Value		Sales	Realized	Dividend	Value
Affiliates (continued)	12/31/12	Purchases	Proceeds	Gain (Loss)	Income	12/31/13
China Silver Group Ltd.	$–	$11,597,875	$(2,272,133)	$(475,998)	$43,635	$6,700,679
Colossus Minerals, Inc.	33,597,594	11,597,626	(5,850,590)	(52,439,929)	–	–
Continental Gold Ltd.	60,423,724	21,160,503	(9,482,426)	(5,406,919)	–	26,954,156
DRDGOLD Ltd. (b)	–	7,776,059	(2,021,278)	(53,089)	227,986	8,851,679
Dundee Precious Metals, Inc.	58,503,848	25,833,033	(10,728,724)	(3,621,403)	–	25,930,439
Endeavour Mining Corp.	59,877,560	16,307,124	(10,187,202)	(22,011,492)	–	12,631,266
Endeavour Silver Corp.	54,742,903	19,003,092	(11,228,776)	(9,546,217)	–	28,170,880
Exeter Resource Corp.	7,072,007	3,006,844	(5,197,725)	(19,857,634)	–	–
Fortuna Silver Mines, Inc.	36,764,394	17,604,194	(11,541,871)	(4,326,694)	–	28,136,616
Golden Star Resources Ltd.	33,559,024	9,497,035	(4,586,105)	(10,991,369)	–	8,870,543
Gran Colombia Gold Corp.	7,760,273	1,448,172	(2,509,798)	(13,862,123)	–	–
Great Panther Silver Ltd.	14,552,294	5,434,832	(3,460,574)	(6,127,564)	–	7,289,562
Gryphon Minerals Ltd.	15,058,140	2,673,873	(4,964,934)	(36,165,790)	–	–
Guyana Goldfields, Inc.	15,304,876	16,480,993	(4,172,300)	(4,220,008)	–	15,149,615
Indophil Resources NL (b)	–	7,378,494	(3,069,240)	(1,354,133)	–	9,258,702
International Tower Hill Mines Ltd.	13,017,214	2,750,649	(4,267,630)	(33,077,046)	–	–
Intrepid Mines Ltd.	8,085,604	4,815,130	(5,115,249)	(15,526,640)	–	9,407,569
Keegan Resources, Inc.	20,625,871	1,515,961	(454,418)	28,854	–	–
Kingsgate Consolidated Ltd.	48,308,759	14,120,430	(10,445,259)	(28,097,861)	474,914	8,153,978
Kirkland Lake Gold, Inc.	24,038,324	8,943,972	(8,119,321)	(15,713,242)	–	9,505,843
Lake Shore Gold Corp.	20,932,572	7,705,479	(3,690,636)	(14,753,158)	–	14,796,976
Lingbao Gold Co. Ltd. (Class H)	8,784,292	3,034,963	(6,474,054)	(7,229,035)	252,690	–
LionGold Corp. Ltd.	46,125,265	22,650,906	(12,855,991)	(2,296,388)	–	8,282,417
Lydian International Ltd.	14,751,997	5,094,595	(4,051,706)	(3,662,144)	–	4,731,990
MAG Silver Corp. (a)	34,399,931	12,996,413	(12,031,976)	(6,113,171)	–	–
McEwen Mining, Inc.	48,581,497	28,881,204	(9,280,119)	(3,705,429)	–	40,305,724
Medusa Mining Ltd.	71,165,011	20,670,768	(18,899,545)	(28,040,163)	–	20,236,362
Midway Gold Corp.	9,382,920	3,911,693	(2,884,747)	(2,735,199)	–	5,773,907
Nevsun Resources Ltd.	59,770,870	5,723,228	(57,015,872)	(17,336,463)	–	–
Northern Star Resources Ltd.	35,266,342	11,776,052	(10,425,156)	(3,533,548)	974,921	18,840,747
OceanaGold Corp.	51,449,507	28,550,200	(11,725,887)	(6,896,272)	–	36,071,367
Orezone Gold Corp.	8,941,346	2,685,700	(2,743,657)	(16,011,487)	–	–
Orko Silver Corp.	21,103,158	4,755,658	(8,205,499)	(3,107,394)	–	–
Papillon Resources Ltd.	–	20,406,589	(2,970,990)	165,484	–	19,817,636
Paramount Gold and Silver Corp.	19,234,141	8,292,379	(4,743,962)	(5,210,876)	–	8,919,590
Perseus Mining Ltd.	70,523,783	18,609,584	(12,981,877)	(33,604,932)	–	6,036,609
Petropavlovsk Plc	–	25,650,324	(2,742,190)	(819,265)	334,750	14,371,175
Premier Gold Mines Ltd.	43,342,102	13,765,339	(7,393,660)	(8,756,940)	–	16,622,924
Primero Mining Corp. (b)	–	21,528,189	(7,456,769)	1,878,565	–	26,960,187
Rainy River Resources Ltd.	34,734,445	7,757,637	(19,708,140)	(26,694,765)	–	–
Ramelius Resources Ltd.	10,492,642	1,873,703	(3,673,924)	(22,305,824)	–	–
Red 5 Ltd. (a)	12,007,518	6,776,940	(6,021,752)	(12,881,292)	–	–
Richmont Mines, Inc.	7,961,655	2,545,042	(5,254,875)	(19,620,471)	–	–
Rio Alto Mining Ltd.	57,246,264	19,791,690	(8,661,698)	(2,918,520)	–	22,909,674
Romarco Minerals, Inc.	31,854,267	14,482,643	(6,164,074)	(10,119,775)	–	18,058,825
Rubicon Minerals Corp.	49,769,459	18,590,523	(9,950,589)	(10,128,162)	–	20,726,952
Sabina Gold & Silver Corp. (a)	24,621,358	7,356,191	(4,504,465)	(8,936,310)	–	–
San Gold Corp.	18,351,931	2,261,758	(3,054,163)	(52,549,698)	–	–
Sandstorm Gold Ltd.	65,398,793	24,544,874	(13,569,702)	(4,702,254)	–	29,203,521
Saracen Mineral Holdings Ltd.	15,263,734	5,131,191	(3,159,650)	(3,955,686)	–	7,209,787
Scorpio Mining Corp.	14,419,405	3,918,752	(6,762,073)	(18,951,414)	–	–
Seabridge Gold, Inc.	51,818,562	21,208,949	(9,207,234)	(2,316,220)	–	26,741,674
Semafo, Inc.	–	42,098,525	(4,346,667)	(263,237)	–	42,992,303
Silver Lake Resources Ltd. (b)	–	22,558,861	(4,524,333)	31,857	–	14,460,044
Silver Standard Resources, Inc.	–	36,327,218	–	–	–	38,483,629
Silvercorp Metals, Inc.	60,317,742	21,411,086	(12,904,467)	(16,172,429)	1,078,118	30,447,336
St. Barbara Ltd.	52,921,817	14,714,607	(14,563,330)	(31,801,312)	–	6,170,731
Sulliden Gold Corp. Ltd.	15,518,291	10,188,720	(3,534,292)	(529,790)	–	16,363,047
Tanzanian Royalty Exploration Corp.	29,053,936	11,821,476	(5,791,207)	(2,481,246)	–	13,741,947

See Notes to Financial Statements

45

	Value		Sales	Realized	Dividend	Value
Affiliates (continued)	12/31/12	Purchases	Proceeds	Gain (Loss)	Income	12/31/13
Timmins Gold Corp.	$29,029,741	$11,788,812	$(7,028,963)	$(1,264,804)	$–	$11,929,200
Torex Gold Resources, Inc.	94,940,358	34,682,097	(22,115,430)	(9,799,317)	–	41,749,355
Troy Resources Ltd.	–	22,878,569	(1,768,079)	(765,956)	–	8,214,578
Vista Gold Corp.	12,482,651	4,038,749	(5,327,044)	(15,796,575)	–	–
	$2,221,127,036	$1,049,593,748	$(784,909,354)	$(869,196,725)	$3,387,014	$988,653,476

(a)	Security held at year-end, however no longer classified as an affiliate.
(b)	Not an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$51,366,678	$184,808,217	$–	$236,174,895
Canada	731,546,515	–	–	731,546,515
Cayman Islands	12,631,266	–	–	12,631,266
China / Hong Kong	38,965,239	6,700,679	4,551,243	50,217,161
Singapore	8,282,417	–	–	8,282,417
South Africa	8,851,679	–	–	8,851,679
United Kingdom	12,494,747	20,288,861	–	32,783,608
United States	56,177,785	–	–	56,177,785
Warrants	32,255	–	–	32,255
Repurchase Agreements	–	106,411,243	–	106,411,243
Total	$920,348,581	$318,209,000	$4,551,243	$1,243,108,824

During the year ended December 31, 2013, transfers of securities from Level 2 to Level 1 were $97,684,243. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2013:

	Common Stocks
	China / Hong Kong	South Africa
Balance as of December 31, 2012	$5,795,817	$–
Realized gain (loss)	–	(61,121,219)
Net change in unrealized appreciation (depreciation)	(1,244,574)	61,589,943
Purchases	–	–
Sales	–	(468,724)
Transfers in and/or out of level 3	–	–
Balance as of December 31, 2013	$4,551,243	$–

See Notes to Financial Statements

46

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 99.9%
Bermuda: 5.6%
1,025,578	Nabors Industries Ltd. (USD)	$17,424,570
1,591,262	Seadrill Ltd. (USD) †	65,369,043
		82,793,613
Luxembourg: 3.2%
1,093,673	Tenaris S.A. (ADR)	47,782,573
Netherlands: 3.1%
238,902	Core Laboratories N.V. (USD)	45,618,337
Switzerland: 9.2%
1,471,895	Transocean, Inc. (USD)	72,741,051
4,050,121	Weatherford International Ltd. (USD) *	62,736,374
		135,477,425
United Kingdom: 6.9%
1,069,630	ENSCO Plc CL A (USD)	61,161,444
1,093,906	Noble Corp Plc (USD)	40,988,658
		102,150,102
United States: 71.9%
1,599,310	Baker Hughes, Inc.	88,377,871
1,163,035	Cameron International Corp. *	69,235,474
77,830	CARBO Ceramics, Inc. †	9,069,530
366,029	Diamond Offshore Drilling, Inc.	20,834,371
401,639	Dresser-Rand Group, Inc. *	23,949,734
1,243,304	FMC Technologies, Inc. *	64,912,902
3,088,715	Halliburton Co.	156,752,286
563,937	Helmerich & Payne, Inc.	47,415,823
925,537	McDermott International, Inc. *	8,477,919
1,552,766	National Oilwell Varco, Inc.	123,491,480
569,566	Oceaneering International, Inc.	44,927,366
290,356	Oil States International, Inc. *	29,535,012
760,088	Patterson-UTI Energy, Inc.	19,245,428
654,014	Rowan Companies Plc *	23,125,935
3,313,257	Schlumberger Ltd.	298,557,588
839,620	Superior Energy Services, Inc. *	22,342,288
260,989	Tidewater, Inc.	15,468,818
		1,065,719,825
Total Common Stocks (Cost: $1,548,477,445)		1,479,541,875
MONEY MARKET FUND: 0.1% (Cost: $1,861,744)
1,861,744	Dreyfus Government Cash Management Fund	1,861,744
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $1,550,339,189)		1,481,403,619
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1%
Repurchase Agreements: 1.1%
$3,996,338	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $3,996,342; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $4,076,265 including accrued interest)	$3,996,338
3,996,338	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $3,996,345; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $4,076,266 including accrued interest)	3,996,338
3,408,311	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $3,408,313; (collateralized by U.S. government obligations, 0.88%, due 9/15/2016, valued at $3,476,489 including accrued interest)	3,408,311
3,996,338	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $3,996,340; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $4,076,265 including accrued interest)	3,996,338
1,429,350	Repurchase agreement dated 12/31/2013 with RBS Securities, Inc., 0.01% due 1/2/2014, proceeds $1,429,351; (collateralized by various U.S. government obligations, 0.13% to 3.88%, due 1/15/2014 to 2/15/2043, valued at $1,457,941 including accrued interest)	1,429,350
Total Short-Term Investments Held as Collateral for Securities Loaned: 1.1%
(Cost: $16,826,675)		16,826,675
Total Investments: 101.1% (Cost: $1,567,165,864)		1,498,230,294
Liabilities in excess of other assets: (1.1)%		(16,136,748)
NET ASSETS: 100.0%		$1,482,093,547

See Notes to Financial Statements

47

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,438,260.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Engineering / R&D Services	0.6%	$8,477,919
Oil - Field Services	51.2	757,916,652
Oil & Gas Drilling	24.9	368,306,323
Oil Field Machine & Equipment	19.0	281,589,590
Steel Pipe & Tube	3.2	47,782,573
Transport - Marine	1.0	15,468,818
Money Market Fund	0.1	1,861,744
	100.0%	$1,481,403,619

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,479,541,875	$–	$–	$1,479,541,875
Money Market Fund	1,861,744	–	–	1,861,744
Repurchase Agreements	–	16,826,675	–	16,826,675
Total	$1,481,403,619	$16,826,675	$–	$1,498,230,294

*See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

48

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 95.7%
Australia: 14.8%
7,741,463	Alkane Resources Ltd. * #	$2,365,805
977,708	Iluka Resources Ltd. #	7,591,148
16,062,648	Lynas Corp. Ltd. * † #	4,256,884
		14,213,837
Canada: 2.6%
1,095,703	5N Plus, Inc. *	2,454,375
Chile: 6.2%
387,356	Molibdenos y Metales S.A.	6,008,091
China / Hong Kong: 17.6%
9,714,000	China Molybdenum Co. Ltd.
	(Class H) † #	4,359,226
28,220,000	China Rare Earth Holdings Ltd. * #	3,939,099
15,016,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	4,710,195
98,520,000	North Mining Shares Co. Ltd. *	3,938,894
		16,947,414
France: 5.7%
56,679	Eramet S.A. † #	5,488,631
Ireland: 4.9%
13,574,606	Kenmare Resources Plc (GBP) * #	4,692,974
Japan: 8.6%
234,400	OSAKA Titanium Technologies Co. #	4,090,231
596,500	Toho Titanium Co. Ltd. † #	4,174,633
		8,264,864
Mexico: 1.5%
1,906,623	Cia Minera Autlan S.A.B de C.V.	1,474,679
South Africa: 7.3%
214,497	Assore Ltd. #	6,982,914
United States: 26.5%
1,875,880	General Moly, Inc. *	2,513,679
989,560	Molycorp, Inc. * †	5,561,327
181,047	RTI International Metals, Inc. *	6,193,618
1,918,848	Thompson Creek Metals Co., Inc. *	4,183,089
307,431	Tronox Ltd.	7,092,433
		25,544,146
Total Common Stocks (Cost: $163,561,174)		92,071,924
PREFERRED STOCK: 4.3%
Brazil: 4.3%
(Cost: $4,612,121)
751,400	Cia de Ferro Ligas da Bahia	4,200,897
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $168,173,295)		96,272,821
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.2%
Repurchase Agreements: 14.2%
$3,230,111	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $3,230,115; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $3,294,713 including accrued interest)	$3,230,111
3,230,111	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $3,230,116; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $3,294,714 including accrued interest)	3,230,111
3,230,111	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $3,230,113; (collateralized by U.S. Treasury Notes, 0.88%, due 9/15/2016, valued at $3,294,725 including accrued interest)	3,230,111
3,230,111	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $3,230,113; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $3,294,713 including accrued interest)	3,230,111
680,015	Repurchase agreement dated 12/31/2013 with RBC Capital Markets LLC, 0.00% due 1/2/2014, proceeds $680,015; (collateralized by various U.S. government and agency obligations, 0.00% to 2.50%, due 1/23/2014 to 8/15/2023, valued at $693,616 including accrued interest)	680,015
Total Short-Term Investments Held as Collateral for Securities Loaned: 14.2%
(Cost: $13,600,459)		13,600,459
Total Investments: 114.2% (Cost: $181,773,754)		109,873,280
Liabilities in excess of other assets: (14.2)%		(13,630,582)
NET ASSETS: 100.0%		$96,242,698

See Notes to Financial Statements

49

GBP	British Pound
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,785,170.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,651,739 which represents 54.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Chemicals - Specialty	7.4%	$7,092,433
Diversified Minerals	21.9	21,102,704
Metal - Diversified	21.8	20,975,758
Metal - Iron	5.9	5,675,576
Metal Processors & Fabricators	6.4	6,193,618
Mining	5.7	5,488,631
Non - Ferrous Metals	30.9	29,744,101
	100.0%	$96,272,821

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$14,213,837	$–	$14,213,837
Canada	2,454,375	–	–	2,454,375
Chile	6,008,091	–	–	6,008,091
China / Hong Kong	3,938,894	13,008,520	–	16,947,414
France	–	5,488,631	–	5,488,631
Ireland	–	4,692,973	–	4,692,973
Japan	–	8,264,864	–	8,264,864
Mexico	1,474,679	–	–	1,474,679
South Africa	–	6,982,914	–	6,982,914
United States	25,544,146	–	–	25,544,146
Preferred Stock	4,200,897	–	–	4,200,897
Repurchase Agreements	–	13,600,459	–	13,600,459
Total	$43,621,082	$66,252,198	$–	$109,873,280

During the year ended December 31, 2013, transfers of securities from Level 1 to Level 2 were $10,534,616. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

50

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number
of Shares		Value

COMMON STOCKS: 100.3%
Argentina: 0.1%
2,533	YPF S.A. (ADR)	$83,489
Australia: 4.0%
53,294	Alumina Ltd. * #	53,015
12,805	Bega Cheese Ltd. #	51,839
69,177	BHP Billiton Ltd. #	2,363,069
11,722	BlueScope Steel Ltd. * #	61,279
36,675	Fortescue Metals Group Ltd. #	191,959
20,630	GrainCorp. Ltd. #	156,954
9,020	Iluka Resources Ltd. #	70,033
38,512	Newcrest Mining Ltd. #	270,972
14,523	Oil Search Ltd. #	105,714
14,477	Origin Energy Ltd. #	182,805
12,678	Santos Ltd. #	166,482
8,202	Woodside Petroleum Ltd. #	286,223
2,878	WorleyParsons Ltd. #	42,896
		4,003,240
Austria: 0.3%
237	Mayr-Melnhof Karton A.G. #	29,385
1,893	OMV A.G. #	90,788
3,462	Verbund - Oesterreichische Elektrizis A.G. #	74,027
2,342	Voestalpine A.G. #	112,727
		306,927
Bermuda: 0.0%
3,415	Nabors Industries Ltd. (USD)	58,021
Brazil: 1.3%
17,925	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	203,269
3,100	Cia de Saneamento de Minas Gerais-COPA S.A.	48,880
16,343	Cia Siderurgica Nacional S.A. (ADR) †	101,327
6,400	Fibria Celulose S.A. *	75,007
19,270	Gerdau S.A. (ADR)	151,077
19,569	Petroleo Brasileiro S.A. (ADR)	269,661
4,400	SLC Agricola S.A.	38,046
28,081	Vale S.A. (ADR)	428,235
		1,315,502
Canada: 11.6%
8,765	Agnico-Eagle Mines Ltd. (USD)	231,221
13,097	Agrium, Inc. (USD) †	1,198,114
6,443	Alamos Gold, Inc.	78,044
4,118	ARC Resources Ltd.	114,606
12,490	AuRico Gold, Inc. (USD)	45,713
30,892	B2Gold Corp. *	63,383
58,759	Barrick Gold Corp. (USD)	1,035,921
8,524	Cameco Corp. (USD) †	177,043
14,276	Canadian Natural Resources Ltd. (USD)	483,100
1,806	Canadian Solar, Inc. (USD) *	53,855
2,376	Canfor Corp. *	59,618
12,200	China Gold International Resources Corp. Ltd. *	31,002
938	Domtar Corp. (USD)	88,491
36,129	Eldorado Gold Corp. (USD)	205,574
10,888	Enbridge, Inc. (USD)	475,588
9,731	EnCana Corp. (USD)	175,645
5,904	First Majestic Silver Corp. *	57,956
Number
of Shares		Value

Canada: (continued)
12,736	First Quantum Minerals Ltd.	$229,428
40,980	Goldcorp, Inc. (USD)	888,037
3,879	Husky Energy, Inc.	123,033
18,999	IAMGOLD Corp.	63,121
3,343	Imperial Oil Ltd. (USD)	147,861
57,683	Kinross Gold Corp. (USD)	252,652
10,960	Lundin Mining Corp. *	47,450
10,849	New Gold, Inc. *	56,772
22,086	Osisko Mining Corp. *	97,906
7,639	Pan American Silver Corp. (USD)	89,376
77,954	Potash Corp. of Saskatchewan, Inc. (USD)	2,569,364
2,737	Resolute Forest Products (USD) *	43,847
17,906	Silver Wheaton Corp. (USD)	361,522
19,573	Suncor Energy, Inc. (USD)	686,034
12,525	Talisman Energy, Inc. (USD)	145,916
10,062	Teck Cominco Ltd. (USD)	261,713
2,017	Tourmaline Oil Corp. *	84,856
3,526	TransAlta Corp.	44,735
9,297	TransCanada Corp. (USD)	424,501
23,262	Turquoise Hill Resources Ltd. *	76,847
981	West Fraser Timber Co. Ltd.	95,653
37,987	Yamana Gold, Inc. (USD)	327,448
		11,692,946
Chile: 0.2%
141,755	Aguas Andinas S.A.	91,557
1,549	Cap S.A.	29,474
40,848	Empresas CMPC S.A.	99,972
19,048	Inversiones Aguas Metropolitanas S.A.	32,345
		253,348
China / Hong Kong: 2.1%
3,401	Aluminum Corp of China Ltd. (ADR) * †	29,589
22,400	Angang New Steel Co. Ltd. * #	16,709
510,868	Chaoda Modern Agriculture Holdings Ltd. * # §	44,063
199,714	China Agri-Industries Holdings Ltd. #	99,824
54,000	China Coal Energy Co. Ltd. #	30,451
32,600	China Gas Holdings Ltd #	47,995
18,900	China Hongqiao Group Ltd. #	13,039
305,000	China Modern Dairy Holdings Ltd. * #	165,514
28,500	China Molybdenum Co. Ltd. (Class H) #	12,790
20,400	China Oilfield Services Ltd. (Class H) #	63,549
334,627	China Petroleum & Chemical Corp. #	274,590
44,691	China Shenhua Energy Co. Ltd. #	141,446
211,379	CNOOC Ltd. #	393,146
17,900	Dongfang Electric Corp. Machinery Co. Ltd. #	31,486
29,200	Fosun International Ltd. #	29,072
40,700	Huaneng Power International, Inc. #	36,902
13,400	Inner Mongolia Yitai Coal Co. (USD) #	23,718
30,100	Jiangxi Copper Co. Ltd. (Class H) #	54,491
40,200	Kunlun Energy Co. Ltd. #	71,065
62,900	Lee & Man Paper Manufacturing Ltd. #	41,576
48,457	Nine Dragons Paper Holdings Ltd. #	42,329
277,840	PetroChina Co. Ltd. (Class H) #	304,963
16,300	Tianjin Capital Environmental Protection Group Co. Ltd. #	8,283

See Notes to Financial Statements

51

Number
of Shares		Value

China / Hong Kong: (continued)
26,500	Yanzhou Coal Mining Co. Ltd. #	$24,373
43,900	Zhaojin Mining Industry Co. Ltd. #	25,268
299,361	Zijin Mining Group Ltd. #	64,471
		2,090,702
Colombia: 0.1%
4,266	Pacific Rubiales Energy Corp. (CAD)	73,636
Denmark: 0.3%
10,684	Vestas Wind Systems A/S * #	316,874
Finland: 0.2%
16,497	Stora Enso Oyj (R Shares) #	166,046
France: 2.7%
212	Eramet S.A. † #	20,529
15,209	Suez Environnement Co. #	273,190
1,411	Technip S.A. #	136,046
31,104	Total S.A. #	1,912,269
24,182	Veolia Environnement S.A. #	395,596
		2,737,630
Germany: 0.5%
726	Aurubis A.G. #	44,375
1,171	BayWa A.G. #	61,048
179	KWS Saat A.G. #	61,731
3,182	Nordex S.E. * #	42,266
829	Salzgitter A.G. #	35,411
9,150	ThyssenKrupp A.G. * #	223,488
		468,319
Greece: 0.0%
1,620	Athens Water Supply & Sewage Co. S.A. #	17,312
Hungary: 0.0%
687	MOL Hungarian Oil & Gas NyRt #	46,136
India: 0.3%
10,399	Reliance Industries Ltd. (GDR) * # Reg S 144A	302,635
1,728	Vedanta Resources Plc (GBP) #	26,829
		329,464
Indonesia: 0.1%
28,244	Astra Agro Lestari Tbk PT #	58,309
44,954	International Nickel Indonesia Tbk PT #	9,807
252,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	40,126
314,500	Salim Ivomas Pratama Tbk PT #	20,192
		128,434
Ireland: 0.2%
6,601	Smurfit Kappa Group Plc #	162,675
Italy: 0.9%
35,355	ENI S.p.A. #	855,703
3,307	Saipem S.p.A. #	71,037
		926,740
Japan: 2.8%
9,600	Calbee, Inc. #	233,593
8,200	Daido Steel Co. #	40,888
6,200	Dowa Holdings Co. Ltd. #	60,779
4,217	Hitachi Metals Ltd. #	59,784
14,300	Inpex Holdings, Inc. #	183,772
12,464	JFE Holdings, Inc. #	297,597
32,800	JX Holdings, Inc. #	169,231
60,635	Kobe Steel Ltd. * #	104,155
5,965	Kurita Water Industries Ltd. #	123,986
Number
of Shares		Value

Japan: (continued)
28,229	Mitsubishi Materials Corp. #	$104,551
3,400	Nippon Paper Industries #	63,271
204,700	Nippon Steel Corp. #	687,863
25,114	Nippon Suisan Kaisha Ltd. * #	57,214
22,000	Nisshin Seifun Group, Inc. #	227,973
28,676	OJI Paper Co. Ltd. #	147,378
7,470	Rengo Co. Ltd. #	45,048
4,883	Sumitomo Forestry Co. Ltd. #	56,968
12,123	Sumitomo Metal Mining Ltd. #	159,161
3,500	TonenGeneral Sekiyu K.K. #	32,179
		2,855,391
Luxembourg: 0.6%
5,640	Adecoagro S.A. (USD) *	45,628
20,822	ArcelorMittal #	372,534
3,104	Tenaris S.A. (ADR)	135,614
1,037	Ternium S.A. (ADR)	32,458
		586,234
Malaysia: 0.8%
17,151	Genting Plantation Bhd #	57,905
261,194	IOI Corp. Bhd #	375,936
138,897	IOI Properties Group Sdn Bhd * #	109,333
37,678	Kuala Lumpur Kepong Bhd #	286,679
3,000	Petronas Dagangan Bhd #	28,820
		858,673
Mexico: 0.5%
19,500	Gruma, S.A.B. de C.V. *	147,071
53,664	Grupo Mexico, S.A.B. de C.V.	177,130
6,217	Industrias Penoles, S.A. de C.V.	153,883
		478,084
Netherlands: 1.6%
596	Core Laboratories N.V. (USD)	113,806
6,348	Nutreco N.V. #	316,167
32,649	Royal Dutch Shell Plc (GBP) #	1,231,749
		1,661,722
Norway: 1.7%
3,427	Cermaq ASA	61,006
285,594	Marine Harvest ASA #	348,285
19,624	Norsk Hydro ASA #	87,766
4,689	SeaDrill Ltd. #	192,127
13,833	Statoil ASA #	336,284
16,109	Yara International ASA #	694,575
		1,720,043
Peru: 0.1%
9,317	Cia de Minas Buenaventura S.A. (ADR)	104,537
Philippines: 0.0%
42,100	Manila Water Co., Inc. #	20,903
Poland: 0.2%
1,139	Jastrzebska Spolka Weglowa S.A. #	20,064
2,932	KGHM Polska Miedz S.A. #	114,419
4,049	Polski Koncern Naftowy Orlen S.A. #	55,115
21,719	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	36,921
		226,519
Portugal: 0.1%
2,834	Galp Energia, SGPS, S.A. #	46,523
4,002	Portucel-Empresa Productora de Pasta e Papel S.A. #	16,047
		62,570

See Notes to Financial Statements

52

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Russia: 2.0%
12,281	JSC MMC Norilsk Nickel (ADR) #	$204,528
6,821	Lukoil (ADR) #	426,703
2,594	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	7,791
1,038	Novatek OAO (GDR) # Reg S	142,292
1,808	Novolipetsk Steel (GDR) # Reg S	30,616
77,807	OAO Gazprom (ADR) #	666,760
7,374	PhosAgro OAO (GDR) # Reg S	72,235
10,127	Polymetal International (GBP) #	97,230
13,933	Rosneft Oil Co. (GDR) # Reg S	106,356
3,792	Severstal OAO (GDR) † # Reg S	37,558
12,681	Surgutneftegas OJSC (ADR) #	109,803
3,198	Tatneft (ADR) #	122,559
		2,024,431
Singapore: 1.0%
603,619	Golden Agri-Resources Ltd. #	261,172
121,381	Olam International Ltd. #	147,988
225,464	Wilmar International Ltd. #	612,109
		1,021,269
South Africa: 1.4%
2,092	African Rainbow Minerals Ltd. #	37,835
2,721	Anglo American Platinum Ltd. * † #	102,617
20,285	AngloGold Ashanti Ltd. (ADR) †	237,740
752	Assore Ltd. #	24,481
1,789	Exxaro Resources Ltd. † #	25,056
38,874	Gold Fields Ltd. (ADR)	124,397
18,497	Harmony Gold Mining Co. Ltd. (ADR)	46,797
27,431	Impala Platinum Holdings Ltd. #	322,994
1,250	Kumba Iron Ore Ltd. † #	53,001
13,640	Northern Platinum Ltd. * #	54,896
13,293	Sappi Ltd. * #	41,632
6,739	Sasol Ltd. #	332,180
		1,403,626
South Korea: 1.1%
630	Hyundai Hysco #	24,860
1,191	Hyundai Steel Co. #	97,648
268	Korea Zinc Co. Ltd. #	80,844
1,642	POSCO #	510,929
716	SK Energy Co. Ltd. #	96,270
327	SK Holdings Co. Ltd. #	59,287
538	S-Oil Corp. #	37,794
2,740	Woongjin Coway Co. Ltd. #	172,613
18	Young Poong Corp. #	21,657
		1,101,902
Spain: 0.4%
2,439	Acerinox S.A. #	31,125
10,690	Gamesa Corp. Tecnologica S.A. * #	111,797
1,409	Pescanova S.A. * #	–
10,832	Repsol YPF S.A. #	273,772
		416,694
Sweden: 0.8%
3,545	BillerudKorsnas AB #	44,894
5,896	Boliden AB #	90,525
1,476	Holmen AB (B Shares) #	53,770
3,177	Lundin Petroleum AB * #	61,915
17,883	Svenska Cellulosa AB (B Shares) #	551,730
		802,834
Number of Shares		Value

Switzerland: 4.5%
3,045	Ferrexpo Plc (GBP) #	$9,681
145,407	Glencore Xstrata Plc (GBP) * #	756,625
8,416	Syngenta A.G. #	3,365,622
4,456	Transocean, Inc. (USD)	220,216
10,115	Weatherford International Ltd. (USD) *	156,681
		4,508,825
Taiwan: 0.3%
260,032	China Steel Corp. #	235,786
21,420	Formosa Petrochemical Corp. #	58,744
		294,530
Turkey: 0.1%
38,478	Eregli Demir ve Celik Fabrikalari T.A.S. #	46,238
1,613	Tupras-Turkiye Petrol Rafinerileri A.S. #	32,216
		78,454
United Kingdom: 9.0%
3,700	Acergy S.A. (NOK) #	70,914
12,533	African Minerals Ltd. * #	41,293
29,967	Anglo American Plc #	655,956
8,288	Antofagasta Plc #	113,645
44,660	BG Group Plc #	961,184
245,913	BP Plc #	1,993,267
68,305	Centrica Plc #	393,960
82,577	CNH Industrial N.V. (USD) *	937,249
26,852	DS Smith Plc #	148,085
3,071	ENSCO Plc CL A (USD)	175,600
6,349	Evraz Plc * #	11,816
8,519	Hochschild Mining Plc #	20,050
6,067	Kazakhmys Plc #	22,016
21,471	Lonmin Plc * #	110,093
10,638	Mondi Plc #	184,693
3,331	Noble Corp Plc (USD)	124,813
19,502	Pennon Group Plc #	213,137
3,365	Petrofac Ltd. #	68,248
33,655	Polyus Gold International Ltd. #	111,125
4,636	Randgold Resources Ltd. (ADR)	291,187
26,462	Rio Tinto Plc #	1,495,629
12,499	Severn Trent Plc #	353,447
11,934	Tullow Oil Plc #	169,405
35,764	United Utilities Group Plc #	398,252
		9,065,064
United States: 46.4%
8,183	AGCO Corp.	484,352
23,056	Alcoa, Inc.	245,085
2,328	Allegheny Technologies, Inc.	82,947
2,030	American States Water Co.	58,322
6,616	Anadarko Petroleum Corp.	524,781
1,588	Andersons, Inc.	141,602
5,249	Apache Corp.	451,099
9,268	Aqua America, Inc.	218,632
59,467	Archer-Daniels-Midland Co.	2,580,868
5,827	Baker Hughes, Inc.	322,000
13,331	Bunge Ltd.	1,094,608
5,537	Cabot Oil & Gas Corp.	214,614
2,504	California Water Service Group	57,767
3,128	Cameron International Corp. *	186,210
1,142	Carpenter Technology Corp.	71,032
5,180	CF Industries Holdings, Inc.	1,207,147

See Notes to Financial Statements

53

Number of Shares		Value

United States: (continued)
2,889	Cheniere Energy, Inc. *	$124,574
6,646	Chesapeake Energy Corp.	180,372
25,284	Chevron Corp.	3,158,224
1,142	Cimarex Energy Co.	119,807
3,301	Cliffs Natural Resources, Inc. †	86,519
5,072	Coeur d’Alene Mines Corp. *	55,031
1,381	Concho Resources, Inc. *	149,148
16,106	ConocoPhillips	1,137,889
3,010	Consol Energy, Inc.	114,500
561	Continental Resources, Inc. *	63,124
6,331	Cree, Inc. *	396,131
14,298	Darling International, Inc. *	298,542
34,601	Deere & Co.	3,160,109
4,821	Denbury Resources, Inc. *	79,209
5,018	Devon Energy Corp.	310,464
914	Diamond Offshore Drilling, Inc.	52,025
3,588	EOG Resources, Inc.	602,210
1,982	EQT Corp.	177,944
57,432	Exxon Mobil Corp.	5,812,118
3,703	First Solar, Inc. *	202,332
3,110	FMC Technologies, Inc. *	162,373
22,379	Freeport-McMoRan Copper & Gold, Inc.	844,583
6,766	Graphic Packaging Holding Co. *	64,954
11,152	Halliburton Co.	565,964
17,287	Hecla Mining Co.	53,244
1,409	Helmerich & Payne, Inc.	118,469
3,739	Hess Corp.	310,337
2,612	HollyFrontier Corp.	129,790
6,930	Ingredion, Inc.	474,428
12,851	International Paper Co.	630,085
2,053	Itron, Inc. *	85,056
1,397	Joy Global, Inc. †	81,711
1,394	Kinder Morgan Management, LLC *	105,470
8,851	Kinder Morgan, Inc.	318,636
1,163	Lindsay Corp. †	96,238
4,087	Louisiana-Pacific Corp. *	75,650
9,158	Marathon Oil Corp.	323,277
5,153	MeadWestvaco Corp.	190,300
47,526	Monsanto Co.	5,539,155
30,800	Mosaic Co.	1,455,916
2,311	Murphy Oil Corp.	149,938
5,628	National Oilwell Varco, Inc.	447,595
25,118	Newmont Mining Corp.	578,468
4,723	Noble Energy, Inc.	321,684
6,860	Nucor Corp.	366,187
10,597	Occidental Petroleum Corp.	1,007,775
1,422	Oceaneering International, Inc.	112,167
2,712	ONEOK, Inc.	168,632
930	Ormat Technologies, Inc.	25,305
2,841	Packaging Corp. of America	179,778
3,547	Peabody Energy Corp.	69,273
7,881	Phillips 66	607,862
5,384	Pilgrim’s Pride Corp. *	87,490
1,875	Pioneer Natural Resources Co.	345,131
2,356	QEP Resources, Inc.	72,211
2,149	Range Resources Corp.	181,182
1,667	Reliance Steel & Aluminum Co.	126,425
2,087	Rock-Tenn Co. (Class A)	219,156
1,404	Royal Gold, Inc.	64,682
Number of Shares		Value

United States: (continued)
17,313	Schlumberger Ltd.	$1,560,074
910	Schweitzer-Mauduit International, Inc.	46,838
26	Seaboard Corp.	72,669
4,195	Southern Copper Corp.	120,438
4,610	Southwestern Energy Co. *	181,311
8,809	Spectra Energy Corp.	313,777
4,785	Steel Dynamics, Inc.	93,499
6,020	Stillwater Mining Co. *	74,287
2,101	Sunpower Corp. *	62,631
1,746	Tesoro Corp.	102,141
1,650	The Chefs’ Warehouse, Inc. *	48,114
12,616	Tractor Supply Co.	978,749
24,549	Tyson Foods, Inc.	821,410
3,119	United States Steel Corp.	92,011
7,094	Valero Energy Corp.	357,538
16,881	Weyerhaeuser Co.	532,933
1,560	Whiting Petroleum Corp. *	96,517
8,985	Williams Companies, Inc.	346,551
1,142	Worthington Industries, Inc.	48,055
		46,927,458
Total Common Stocks (Cost: $102,946,283)		101,397,204
RIGHTS: 0.0%
Canada: 0.0%
16,332	Turquoise Hill Resources Ltd. Rights (CAD 2.53, expiring 01/07/14) *	15,371
Spain: 0.0%
10,627	Repsol S.A. Rights (EUR 0.46, expiring 01/10/14) *	7,263
Total Rights (Cost: $54,330)		22,634
Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $103,000,613)		101,419,838

Principal
Amount

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.0%
Repurchase Agreements: 2.0%
$1,000,000	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $1,000,001; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $1,020,000 including accrued interest)	1,000,000
87,715	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $87,715; (collateralized by various U.S. government and agency obligations, 1.00% to 4.38%, due 2/28/2015 to 11/15/2040, valued at $89,470 including accrued interest)	87,715

See Notes to Financial Statements

54

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

$1,000,000	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $1,000,001; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $1,020,000 including accrued interest)	$1,000,000
Value

Total Short-Term Investments Held as Collateral for Securities Loaned: 2.0%
(Cost: $2,087,715)	$2,087,715
Total Investments: 102.3% (Cost: $105,088,328)	103,507,553
Liabilities in excess of other assets: (2.3)%	(2,367,437)
NET ASSETS: 100.0%	$101,140,116

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,028,989.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $37,677,402 which represents 37.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $44,063 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $302,635, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agriculture	25.6%	$25,929,012
Alternative Energy Sources	1.2	1,227,480
Base/Industrial Metals	12.6	12,745,173
Basic Materials	4.4	4,447,878
Consumer, Non-cyclical	1.7	1,683,225
Energy	40.1	40,685,936
Financial	0.1	109,333
Forest Products	4.5	4,554,394
Industrial	1.2	1,257,281
Precious Metals	5.7	5,780,778
Technology	0.4	396,131
Utilities	0.6	615,926
Water	1.9	1,987,291
	100.0%	$101,419,838

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$83,489	$–	$–	$83,489
Australia	–	4,003,240	–	4,003,240
Austria	–	306,927	–	306,927
Bermuda	58,021	–	–	58,021
Brazil	1,315,502	–	–	1,315,502
Canada	11,692,946	–	–	11,692,946
Chile	253,348	–	–	253,348
China / Hong Kong	29,589	2,061,113	–	2,090,702

See Notes to Financial Statements

55

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks (continued)
Colombia	$73,636	$–	$–	$73,636
Denmark	–	316,874	–	316,874
Finland	–	166,046	–	166,046
France	–	2,737,630	–	2,737,630
Germany	–	468,319	–	468,319
Greece	–	17,312	–	17,312
Hungary	–	46,136	–	46,136
India	–	329,464	–	329,464
Indonesia	–	128,434	–	128,434
Ireland	–	162,675	–	162,675
Italy	–	926,740	–	926,740
Japan	–	2,855,391	–	2,855,391
Luxembourg	213,700	372,534	–	586,234
Malaysia	–	858,673	–	858,673
Mexico	478,084	–	–	478,084
Netherlands	113,806	1,547,916	–	1,661,722
Norway	61,006	1,659,037	–	1,720,043
Peru	104,537	–	–	104,537
Philippines	–	20,903	–	20,903
Poland	–	226,519	–	226,519
Portugal	–	62,570	–	62,570
Russia	–	2,024,431	–	2,024,431
Singapore	–	1,021,269	–	1,021,269
South Africa	408,934	994,692	–	1,403,626
South Korea	–	1,101,902	–	1,101,902
Spain	–	416,694	–	416,694
Sweden	–	802,834	–	802,834
Switzerland	376,897	4,131,928	–	4,508,825
Taiwan	–	294,530	–	294,530
Turkey	–	78,454	–	78,454
United Kingdom	1,528,849	7,536,215	–	9,065,064
United States	46,927,458	–	–	46,927,458
Rights*	22,634	–		22,634
Repurchase Agreements	–	2,087,715	–	2,087,715
Total	$63,742,436	$39,765,117	$–	$103,507,553

*See Schedule of Investments for security type and geographic sector breakouts.

During the year ended December 31, 2013, transfers of securities from Level 1 to Level 2 were $148,171 and transfers from Level 2 to Level 1 were $95,864. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2013:

Common Stocks
Spain
Balance as of December 31, 2012	$–
Realized gain (loss)	230
Net change in unrealized appreciation (depreciation)	(26,244)
Purchases	–
Sales	(1,328)
Transfers in and/or out of level 3	27,342
Balance as of December 31, 2013	$–

Transfers from Level 2 to Level 3 resulted primarily from limited trading activity.

See Notes to Financial Statements

56

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.4%
Canada: 4.3%
31,663	Canadian Solar, Inc. (USD) * †	$944,191
China / Hong Kong: 28.1%
427,000	China Singyes Solar Technologies Holdings Ltd. #	431,021
4,614,000	GCL-Poly Energy Holdings Ltd. * † #	1,434,679
2,516,000	Goldpoly New Energy Holdings Ltd. * #	494,121
10,112,000	Hanergy Solar Group Ltd. * † #	1,080,483
30,112	JA Solar Holdings Co. Ltd. (ADR) * †	276,127
25,787	JinkoSolar Holding Co. Ltd. (ADR) * †	755,559
87,715	LDK Solar Co. Ltd. (ADR) * †	114,907
62,786	Renesola Ltd. (ADR) * †	216,612
55,742	Trina Solar Ltd. (ADR) *	761,993
111,067	Yingli Green Energy Holding Co. Ltd. (ADR) * †	560,888
		6,126,390
Germany: 1.4%
9,867	SMA Solar Technology A.G. #	313,126
Norway: 3.2%
1,701,492	Renewable Energy Corp. A.S. * #	689,823
Singapore: 1.9%
29,414	REC Solar ASA (NOK) *	407,258
South Korea: 1.4%
30,333	Jusung Engineering Co. Ltd. * #	161,533
65,797	Nexolon Co. Ltd. * #	53,462
42,527	Woongjin Energy Co. Ltd. *	77,772
		292,767
Switzerland: 4.3%
78,556	Meyer Burger Technology A.G. * † #	941,603
Number of Shares		Value

Taiwan: 20.8%
260,000	Danen Technology Corp. * #	$144,747
535,000	E-Ton Solar Tech Co. Ltd. * #	327,322
24,750	Giga Solar Materials Corp. #	399,223
382,688	Gintech Energy Corp. * #	437,881
246,322	Green Energy Technology, Inc. * #	260,254
344,000	Motech Industries, Inc. * #	708,325
747,271	Neo Solar Power Corp. * #	1,107,407
513,000	Sino-American Silicon Products, Inc. * #	874,693
288,646	Solartech Energy Corp. * #	277,869
		4,537,721
United States: 35.0%
39,204	Advanced Energy Industries, Inc. *	896,203
29,998	First Solar, Inc. *	1,639,091
131,582	GT Advanced Technologies, Inc. * †	1,147,395
18,322	SolarCity Corp. * †	1,041,056
127,122	SunEdison, Inc. *	1,658,942
41,659	Sunpower Corp. * †	1,241,855
		7,624,542
Total Common Stocks (Cost: $15,892,883)		21,877,421
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 28.3%
(Cost: $6,156,968)
6,156,968	Bank of New York Overnight Government Fund	6,156,968
Total Investments: 128.7% (Cost: $22,049,851)		28,034,389
Liabilities in excess of other assets: (28.7)%		(6,246,121)
NET ASSETS: 100.0%		$21,788,268

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,788,898.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,137,572 which represents 46.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construct Product – Miscellaneous	2.0%	$431,021
Electronic Component – Semiconductors	37.7	8,257,215
Energy – Alternate Sources	35.7	7,802,464
Mach Tools & Rel Products	4.3	941,603
Power Conversion / Supply Equipment	19.6	4,283,585
Semiconductor Equipment	0.7	161,533
	100.0%	$21,877,421

See Notes to Financial Statements

57

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$944,191	$–	$–	$944,191
China / Hong Kong	2,686,086	3,440,304	–	6,126,390
Germany	–	313,126	–	313,126
Norway	–	689,823	–	689,823
Singapore	407,258	–	–	407,258
South Korea	77,772	214,995	–	292,767
Switzerland	–	941,603	–	941,603
Taiwan	–	4,537,721	–	4,537,721
United States	7,624,542	–	–	7,624,542
Money Market Fund	6,156,968	–	–	6,156,968
Total	$17,896,817	$10,137,572	$–	$28,034,389

See Notes to Financial Statements

58

STEEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.0%
Brazil: 22.3%
1,030,966	Cia Siderurgica Nacional S.A. (ADR) †	$6,391,989
802,440	Gerdau S.A. (ADR)	6,291,130
1,275,149	Vale S.A. (ADR)	19,446,022
		32,129,141
India: 4.5%
499,324	Sesa Sterlite Ltd. (ADR)	6,571,104
Luxembourg: 16.8%
528,013	ArcelorMittal (USD) †	9,419,752
187,145	Tenaris S.A. (ADR)	8,176,365
210,833	Ternium S.A. (ADR)	6,599,073
		24,195,190
Mexico: 0.0%
6,307	Grupo Simec, S.A.B. de C.V. (ADR) *	77,324
Russia: 0.8%
439,631	Mechel OAO (ADR) * †	1,125,455
South Korea: 6.0%
110,570	POSCO (ADR)	8,624,460
United Kingdom: 13.5%
345,542	Rio Tinto Plc (ADR) †	19,498,935
United States: 36.1%
24,685	A.M. Castle & Co. *	364,597
143,991	AK Steel Holding Corp. * †	1,180,726
114,042	Allegheny Technologies, Inc.	4,063,317
55,943	Carpenter Technology Corp.	3,479,655
161,717	Cliffs Natural Resources, Inc. †	4,238,603
123,591	Commercial Metals Co.	2,512,605
32,420	Gibraltar Industries, Inc. *	602,688
10,907	LB Foster Co.	515,792
132,770	Nucor Corp.	7,087,263
11,578	Olympic Steel, Inc.	335,530
84,895	Reliance Steel & Aluminum Co.	6,438,437
28,091	Schnitzer Steel Industries, Inc.	917,733
234,441	Steel Dynamics, Inc.	4,580,977
73,485	SunCoke Energy, Inc. *	1,676,193
117,814	Timken Co.	6,488,017
152,785	United States Steel Corp. †	4,507,157
74,595	Worthington Industries, Inc.	3,138,958
		52,128,248
Total Common Stocks (Cost: $173,073,975)		144,349,857
MONEY MARKET FUND: 0.2% (Cost: $236,097)
236,097	Dreyfus Government Cash Management Fund	236,097
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $173,310,072)		144,585,954
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 29.1%
Repurchase Agreements: 29.1%
$9,979,160	Repurchase agreement dated 12/31/2013 with Citigroup Global Markets, Inc., 0.02% due 1/2/2014, proceeds $9,979,171; (collateralized by various U.S. government and agency obligations, 2.08% to 11.00%, due 12/15/2015 to 8/15/2053, valued at $10,178,743 including accrued interest)	$9,979,160
9,979,160	Repurchase agreement dated 12/31/2013 with Deutsche Bank, Inc., 0.03% due 1/2/2014, proceeds $9,979,177; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 1/24/2014 to 2/1/2047, valued at $10,178,746 including accrued interest)	9,979,160
9,979,160	Repurchase agreement dated 12/31/2013 with HSBC Securities USA, Inc., 0.01% due 1/2/2014, proceeds $9,979,166; (collateralized by U.S. government obligations, 0.88%, due 9/15/2016, valued at $10,178,779 including accrued interest)	9,979,160
9,979,160	Repurchase agreement dated 12/31/2013 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.01% due 1/2/2014, proceeds $9,979,166; (collateralized by various U.S. government and agency obligations, 1.36% to 7.00%, due 6/1/2017 to 9/1/2044, valued at $10,178,743 including accrued interest)	9,979,160
2,100,851	Repurchase agreement dated 12/31/2013 with RBC Capital Markets LLC, 0.00% due 1/2/2014, proceeds $2,100,851; (collateralized by various U.S. government obligations, 0.00% to 2.50%, due 1/23/2014 to 8/15/2023, valued at $2,142,869 including accrued interest)	2,100,851
Total Short-Term Investments Held as Collateral for Securities Loaned: 29.1%
(Cost: $42,017,491)		42,017,491
Total Investments: 129.3% (Cost: $215,327,563)		186,603,445
Liabilities in excess of other assets: (29.3)%		(42,291,774)
NET ASSETS: 100.0%		$144,311,671

See Notes to Financial Statements

59

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $40,734,120.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construction	0.4%	$602,688
Coal	1.2	1,676,193
Diversified Minerals	4.5	6,571,104
Metal – Diversified	13.5	19,498,935
Metal – Iron	16.4	23,684,625
Metal Processors & Fabricators	7.0	10,142,767
Metal Products – Distribution	0.5	700,127
Steel – Producers	47.9	69,233,736
Steel – Specialty	2.8	4,063,317
Steel Pipe & Tube	5.6	8,176,365
Money Market Fund	0.2	236,097
	100.0%	$144,585,954

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$144,349,857	$–	$–	$144,349,857
Money Market Fund	236,097	–	–	236,097
Repurchase Agreements	–	42,017,491	–	42,017,491
Total	$144,585,954	$42,017,491	$–	$186,603,445

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

60

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 0.2%
36,438	Aurora Oil & Gas Ltd. (CAD) *	$98,083
Canada: 21.7%
26,895	ARC Resources Ltd. †	748,504
10,024	Baytex Energy Corp. (USD) †	392,540
8,799	Birchcliff Energy Ltd. *	60,206
66,302	Cenovus Energy, Inc. (USD)	1,899,552
36,734	Crescent Point Energy Corp. †	1,426,144
65,620	EnCana Corp. (USD)	1,184,441
18,865	Enerplus Corp. (USD)	342,966
27,532	Husky Energy, Inc.	873,250
16,493	Lightstream Resources Ltd.	91,274
11,836	MEG Energy Corp. *	340,988
48,575	Pengrowth Energy Corp. (USD) †	301,165
45,708	Penn West Petroleum Ltd. (USD) †	382,119
13,883	Peyto Exploration & Development Corp.	424,787
96,643	Talisman Energy, Inc. (USD)	1,125,891
14,494	Tourmaline Oil Corp. *	609,771
		10,203,598
United States: 78.2%
37,976	Anadarko Petroleum Corp.	3,012,256
3,913	Antero Resources Corp. *	248,241
39,380	Cabot Oil & Gas Corp.	1,526,369
47,794	Chesapeake Energy Corp.	1,297,129
8,104	Cimarex Energy Co.	850,191
9,805	Concho Resources, Inc. *	1,058,940
5,547	Continental Resources, Inc. * †	624,149
34,221	Denbury Resources, Inc. *	562,251
37,890	Devon Energy Corp.	2,344,254
6,783	Energen Corp.	479,897
23,217	EOG Resources, Inc.	3,896,741
14,066	EQT Corp.	1,262,845
12,838	EXCO Resources, Inc. †	68,170
11,168	Forest Oil Corp. *	40,316
7,847	Gulfport Energy Corp. *	495,538
31,504	Hess Corp.	2,614,832
24,827	Kodiak Oil & Gas Corp. *	278,311
21,948	Linn Energy, LLC †	675,779
Number of Shares		Value

United States: (continued)
7,811	National Fuel Gas Co.	$557,705
12,704	Newfield Exploration Co. *	312,900
33,530	Noble Energy, Inc.	2,283,728
5,768	Northern Oil and Gas, Inc. *	86,924
8,270	Oasis Petroleum, Inc. *	388,442
39,632	Occidental Petroleum Corp.	3,769,003
13,310	Pioneer Natural Resources Co.	2,449,972
16,731	QEP Resources, Inc.	512,805
15,251	Range Resources Corp.	1,285,812
5,718	Rosetta Resources, Inc. *	274,693
6,252	SM Energy Co.	519,604
32,827	Southwestern Energy Co. *	1,291,086
14,277	Ultra Petroleum Corp. * †	309,097
7,233	Vanguard Natural Resources, LLC †	213,518
11,073	Whiting Petroleum Corp. *	685,086
18,741	WPX Energy, Inc. *	381,942
		36,658,526
Total Common Stocks (Cost: $45,368,848)		46,960,207
RIGHTS: 0.0% (Cost: $0)
United States: 0.0%
12,838	EXCO Resources, Inc. Rights (USD,5.00 expiring 01/09/14) * †	2,054
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $45,368,848)		46,962,261
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.4%
(Cost: $4,398,165)
4,398,165	Bank of New York Overnight Government Fund	4,398,165
Total Investments: 109.5% (Cost: $49,767,013)		51,360,426
Liabilities in excess of other assets: (9.5)%		(4,454,913)
NET ASSETS: 100.0%		$46,905,513

CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,233,966.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gas-Distribution	1.2%	$557,705
Oil Company – Exploration & Production	87.3	41,016,922
Oil Company – Integrated	11.5	5,387,634
	100.0%	$46,962,261

See Notes to Financial Statements

61

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$46,960,207	$–	$–	$46,960,207
Rights	2,054	–	–	2,054
Money Market Fund	4,398,165	–	–	4,398,165
Total	$51,360,426	$–	$–	$51,360,426

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

62

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 95.4%
Australia: 9.8%
3,613,569	Energy Resources of Australia Ltd. * † #	$4,077,649
8,526,309	Paladin Energy Ltd. * #	3,561,007
		7,638,656
Canada: 14.2%
163,417	Cameco Corp. (USD) †	3,394,171
3,004,149	Denison Mines Corp. *	3,647,390
2,005,464	Uranium Energy Corp. (USD) *	4,010,928
		11,052,489
France: 21.7%
293,628	Areva S.A. * † #	7,697,892
260,099	Electricite de France S.A. #	9,216,608
		16,914,500
Japan: 24.4%
543,114	IHI Corp. #	2,353,354
91,374	JGC Corp. #	3,592,860
391,505	Kajima Corp. #	1,475,325
1,220,206	Mitsubishi Heavy Industries Ltd. #	7,572,175
547,000	Taihei Dengyo Kaisha Ltd. #	3,420,504
36,600	Toshiba Plant Systems & Services Corp. #	547,318
		18,961,536
Poland: 9.9%
1,423,134	Polska Grupa Energetyczna S.A. #	7,673,266
United States: 15.4%
310,444	Exelon Corp.	8,503,061
92,881	US Ecology, Inc.	3,454,244
		11,957,305
Total Common Stocks (Cost: $76,636,815)		74,197,752
Number of Shares		Value

CLOSED-END FUND: 4.7% (Cost: $4,326,442)
682,762	Uranium Participation Corp. *	$3,630,687
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $80,963,257)		77,828,439
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.7%
(Cost: $7,565,595)
7,565,595	Bank of New York Overnight Government Fund	7,565,595
Total Investments: 109.8% (Cost: $88,528,852)		85,394,034
Liabilities in excess of other assets: (9.8)%		(7,615,636)
NET ASSETS: 100.0%		$77,778,398

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,216,356.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,187,958 which represents 65.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Aerospace / Defense-Equipment	3.0%	$2,353,354
Building & Construction	6.3	4,895,829
Electric – Integrated	32.6	25,392,935
Energy – Alternate Sources	9.9	7,697,892
Engineering / R&D Services	5.3	4,140,178
Hazardous Waste Disposal	4.5	3,454,244
Machinery – General Industry	9.7	7,572,175
Non – Ferrous Metals	24.0	18,691,145
Closed-End Fund	4.7	3,630,687
	100.0%	$77,828,439

See Notes to Financial Statements

63

A summary of the Fund’s transactions in securities of affiliates for the year ended December 31, 2013 is set forth below:

Affiliates	Value 12/31/12	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 12/31/13
USEC, Inc.	$3,684,582	$–	$(2,701,976)	$(6,782,969)	$–	$–

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$7,638,656	$–	$7,638,656
Canada	11,052,489	–	–	11,052,489
France	–	16,914,500	–	16,914,500
Japan	–	18,961,536	–	18,961,536
Poland	–	7,673,266	–	7,673,266
United States	11,957,305	–	–	11,957,305
Closed-End Fund	3,630,687	–	–	3,630,687
Money Market Fund	7,565,595	–	–	7,565,595
Total	$34,206,076	$51,187,958	$–	$85,394,034

See Notes to Financial Statements

64

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF
Assets:
Investments, at value(1)
Unaffiliated issuers(2)	$4,642,119,633	$154,969,014	$91,410,447	$2,691,570,337
Affiliated issuers(3)	–	–	–	3,966,412,847
Short term investments held as collateral for securities loaned(4)	193,222,133	40,815,185	19,858,210	293,741,263
Cash	240,451	379,192	–	–
Cash denominated in foreign currency, at value(5)	265,856	36	–	–
Deposits with broker for futures contracts	–	–	–	–
Receivables:
Investment securities sold	3,641,873	33,315	205,640	–
Shares sold	1,505	–	–	–
Due from Adviser	–	–	–	–
Dividends	6,828,261	237,219	65,705	3,125,659
Prepaid expenses	86,131	3,143	1,031	108,246
Total assets	4,846,405,843	196,437,104	111,541,033	6,954,958,352

Liabilities:
Payables:
Investment securities purchased.	16,007	301,574	138,594	–
Collateral for securities loaned	193,222,133	40,815,185	19,858,210	293,741,263
Line of credit	5,541,877	–	–	4,243,895
Shares redeemed	–	29,092	–	–
Due to Adviser	1,970,025	64,550	31,524	2,778,986
Due to custodian	–	–	60,324	191,000
Distribution to shareholders	9,536,800	–	–	–
Deferred Trustee fees	289,668	35,716	21,072	761,172
Accrued expenses	511,654	196,813	122,640	631,334
Total liabilities	211,088,164	41,442,930	20,232,364	302,347,650
NET ASSETS	$4,635,317,679	$154,994,174	$91,308,669	$6,652,610,702
Shares outstanding	85,150,000	7,950,000	1,633,298	314,402,500
Net asset value, redemption and offering price per share	$54.44	$19.50	$55.90	$21.16

Net assets consist of:
Aggregate paid in capital	$5,257,374,002	$585,240,215	$363,807,225	$15,219,848,480
Net unrealized appreciation (depreciation)	237,464,225	(88,999,661)	2,175,827	(4,453,390,150)
Undistributed (accumulated) net investment income (loss)	1,331,568	(293,570)	(21,069)	6,004,375
Accumulated net realized gain (loss)	(860,852,116)	(340,952,810)	(274,653,314)	(4,119,852,003)
	$4,635,317,679	$154,994,174	$91,308,669	$6,652,610,702
(1) Value of securities on loan	$187,836,162	$38,842,912	$19,027,293	$279,824,732
(2) Cost of Investments - Unaffiliated issuers	$4,404,630,705	$243,958,949	$89,236,132	$4,437,457,529
(3) Cost of investments - Affiliated issuers	$–	$–	$–	$6,673,915,805
(4) Cost of short term investments held as collateral for securities loaned	$193,222,133	$40,815,185	$19,858,210	$293,741,263
(5) Cost of cash denominated in foreign currency	$269,514	$36	$–	$–

 See Notes to Financial Statements

65

Junior Gold Miners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+ Nuclear Energy ETF

$148,044,105	$1,481,403,619	$96,272,821	$101,419,838	$21,877,421	$144,585,954	$46,962,261	$77,828,439
988,653,476	–	–	–	–	–	–	–

106,411,243	16,826,675	13,600,459	2,087,715	6,156,968	42,017,491	4,398,165	7,565,595
–	–	–	8,194	–	–	–	–
19,360,864	–	136,290	56,269	42,739	–	741	159,284
–	–	–	–	–	–	–	–

–	–	64,641	8,061	–	6,938,905	–	–
–	–	–	51,406	–	6,925,813	–	–
–	–	–	–	5,295	–	–	2,853
377,923	1,124,424	94,725	138,429	28,533	106,720	52,325	73,559
29,903	23,343	2,261	1,884	221	1,936	268	1,226
1,262,877,514	1,499,378,061	110,171,197	103,771,796	28,111,177	200,576,819	51,413,760	85,630,956

5,771,820	–	–	32,002	–	14,084,353	–	–
106,411,243	16,826,675	13,600,459	2,087,715	6,156,968	42,017,491	4,398,165	7,565,595
13,086,404	–	136,770	420,252	103,035	–	–	158,314
–	24	–	–	–	–	–	–
419,899	367,347	18,741	4,193	–	49,752	6,724	–
–	2,024	54,557	–	–	–	54,705	–
–	–	–	–	–	–	–	–
123,961	25,926	10,234	10,416	2,736	30,603	995	18,651
240,918	62,518	107,738	77,102	60,170	82,949	47,658	109,998
126,054,245	17,284,514	13,928,499	2,631,680	6,322,909	56,265,148	4,508,247	7,852,558
$1,136,823,269	$1,482,093,547	$96,242,698	$101,140,116	$21,788,268	$144,311,671	$46,905,513	$77,778,398
36,787,446	30,810,863	2,674,962	2,700,000	300,000	2,900,000	1,650,000	1,616,632
$30.90	$48.10	$35.98	$37.46	$72.63	$49.76	$28.43	$48.11

$4,038,651,435	$1,552,636,229	$290,428,687	$114,456,218	$76,602,536	$346,688,492	$46,302,600	$254,823,209
(1,323,539,852)	(68,935,569)	(71,900,590)	(1,576,567)	5,984,623	(28,724,118)	1,593,538	(3,133,111)
(33,371,891)	271,251	867,974	109,272	(84,551)	(19,471)	(17,598)	1,608,870
(1,544,916,423)	(1,878,364)	(123,153,373)	(11,848,807)	(60,714,340)	(173,633,232)	(973,027)	(175,520,570)
$1,136,823,269	$1,482,093,547	$96,242,698	$101,140,116	$21,788,268	$144,311,671	$46,905,513	$77,778,398
$96,335,449	$16,438,260	$12,785,170	$2,028,989	$5,788,898	$40,734,120	$4,233,966	$7,216,356
$310,111,705	$1,550,339,189	$168,173,295	$103,000,613	$15,892,883	$173,310,072	$45,368,848	$80,963,257
$2,150,222,000	$–	$–	$–	$–	$–	$–	$–
$106,411,243	$16,826,675	$13,600,459	$2,087,715	$6,156,968	$42,017,491	$4,398,165	$7,565,595
$19,235,945	$–	$136,119	$56,260	$42,462	$–	$736	$159,262

See Notes to Financial Statements

66

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2013

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF
Income:
Dividends - unaffiliated issuers	$126,579,071	$4,878,177	$613,167	$67,644,641
Dividends - affiliated issuers	–	–	–	47,915,187
Securities lending income	3,122,069	142,196	706,589	2,424,487
Foreign taxes withheld	(10,034,212)	(440,463)	(34,402)	(12,880,895)
Total income	119,666,928	4,579,910	1,285,354	105,103,420

Expenses:
Management fees	25,595,097	966,189	359,412	34,129,207
Professional fees	316,641	66,093	53,965	463,421
Insurance	99,295	3,716	1,134	134,381
Trustees’ fees and expenses	220,903	11,446	1,777	258,452
Reports to shareholders	241,303	28,616	20,827	410,050
Indicative optimized portfolio value fee	61,798	15,119	15,005	–
Custodian fees.	855,996	57,225	17,572	418,514
Registration fees	211,792	25,684	5,194	182,336
Transfer agent fees	2,420	2,420	2,398	–
Fund accounting fees	244,784	36,227	36,214	–
Interest	183,519	3,699	1,088	75,804
Other	93,854	10,552	4,464	136,507
Total expenses	28,127,402	1,226,986	519,050	36,208,672
Waiver of management fees	–	(83,185)	(72,290)	(1,447)
Expenses assumed by the Adviser	–	–	–	–
Net expenses	28,127,402	1,143,801	446,760	36,207,225
Net investment income (loss)	91,539,526	3,436,109	838,594	68,896,195

Net realized gain (loss) on:
Investments - unaffiliated issuers	(238,073,923)	(24,320,054)	(3,232,150)	(819,762,124)
Investments - affiliated issuers	–	–	–	(2,541,201,616)
In-kind redemptions	309,328,653	437,464	2,329,960	35,666,474
Foreign currency transactions and foreign denominated assets and liabilities	(2,544,895)	5,423	(12,252)	(2,538,528)
Net realized gain (loss)	68,709,835	(23,877,167)	(914,442)	(3,327,835,794)
Net change in unrealized appreciation (depreciation) on:
Investments	50,347,018	(32,010,748)	34,698,342	(2,113,589,870)
Foreign currency transactions and foreign denominated assets and liabilities	(139,763)	(9,144)	2,319	–
Net change in unrealized appreciation (depreciation)	50,207,255	(32,019,892)	34,700,661	(2,113,589,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	$210,456,616	$(52,460,950)	$34,624,813	$(5,372,529,469)

See Notes to Financial Statements

67

Junior Gold Miners ETF	Oil Services ETF	Rare Earth/ strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+ Nuclear Energy ETF

$1,925,994	$24,582,479	$899,716	$2,978,750	$22,348	$3,408,897	$370,546	$1,674,398
3,387,014	–	–	–	–	–	–	–
3,470,674	363,819	819,499	52,253	186,778	201,943	12,862	166,731
(423,001)	(55,724)	(64,959)	(183,999)	(3,848)	(62,891)	(30,154)	(167,453)
8,360,681	24,890,574	1,654,256	2,847,004	205,278	3,547,949	353,254	1,673,676

8,411,625	5,472,857	657,340	542,500	82,963	643,282	123,490	380,123
207,818	84,551	61,660	53,778	71,174	50,722	48,701	53,789
34,356	23,852	2,756	2,304	235	2,111	291	1,424
82,962	37,208	6,095	4,713	370	5,562	585	2,541
159,089	53,519	29,145	16,009	10,080	15,914	15,728	20,105
15,119	4,034	19,236	19,237	19,237	–	15,120	58,534
284,741	108,121	47,571	89,187	20,315	12,704	8,409	15,392
132,688	59,448	37,645	5,040	5,719	20,490	6,849	20,535
2,418	2,420	2,420	2,418	2,419	2,398	2,317	2,398
163,370	145,209	37,197	36,229	38,738	32,230	34,860	36,214
144,016	22,738	2,979	6,418	1,606	3,170	101	2,341
44,239	33,325	9,172	24,474	2,791	12,521	616	13,459
9,682,441	6,047,282	913,216	802,307	255,647	801,104	257,067	606,855
(118,064)	(551,686)	(160,871)	(264,240)	(82,963)	(90,324)	(123,490)	(148,365)
–	–	–	–	(63,226)	–	(108)	–
9,564,377	5,495,596	752,345	538,067	109,458	710,780	133,469	458,490
(1,203,696)	19,394,978	901,911	2,308,937	95,820	2,837,169	219,785	1,215,186

(171,746,005)	(3,437,689)	(62,285,686)	(2,462,161)	(2,584,959)	(40,945,487)	(474,543)	(3,881,785)
(869,196,725)	–	–	–	–	–	–	(6,782,969)
340,392	320,714,397	595,517	4,050,371	3,031,370	7,660,847	1,005,153	5,415,645
(1,568,558)	–	(45,496)	(10,202)	(7,639)	–	(4,457)	(70,643)
(1,042,170,896)	317,276,708	(61,735,665)	1,578,008	438,772	(33,284,640)	526,153	(5,319,752)

(636,548,135)	3,059,136	8,761,751	2,544,966	9,733,033	31,585,670	3,328,710	16,143,674
98,778	–	798	726	(540)	–	194	4,577
(636,449,357)	3,059,136	8,762,549	2,545,692	9,732,493	31,585,670	3,328,904	16,148,251
$(1,679,823,949)	$339,730,822	$(52,071,205)	$6,432,637	$10,267,085	$1,138,199	$4,074,842	$12,043,685

See Notes to Financial Statements

68

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income (loss)	$91,539,526	$107,045,700	$3,436,109	$4,559,835
Net realized gain (loss)	68,709,835	39,994,873	(23,877,167)	(142,189,399)
Net change in unrealized appreciation (depreciation)	50,207,255	606,523,455	(32,019,892)	104,709,260
Net increase (decrease) in net assets resulting from operations	210,456,616	753,564,028	(52,460,950)	(32,920,304)

Dividends to shareholders:
Dividends from net investment income.	(88,958,800)	(104,052,600)	(3,872,000)	(3,973,750)
Return of capital	–	–	–	–
Total Dividends and Distributions.	(88,958,800)	(104,052,600)	(3,872,000)	(3,973,750)

Share transactions:**
Proceeds from sale of shares	61,945,393	191,268,360	30,934,929	140,338,113
Cost of shares redeemed	(1,215,346,926)	(704,371,720)	(54,965,916)	(182,506,166)
Increase (Decrease) in net assets resulting from share transactions	(1,153,401,533)	(513,103,360)	(24,030,987)	(42,168,053)
Total increase (decrease) in net assets	(1,031,903,717)	136,408,068	(80,363,937)	(79,062,107)
Net Assets, beginning of period	5,667,221,396	5,530,813,328	235,358,111	314,420,218
Net Assets, end of period†	$4,635,317,679	$5,667,221,396	$154,994,174	$235,358,111
† Including undistributed (accumulated) net investment income (loss)	$1,331,568	$1,295,737	$(293,570)	$31,297

** Shares of Common Stock Issued (no par value)
Shares sold	1,150,000	3,800,000	1,350,000	5,800,000
Shares redeemed	(23,050,000)	(13,900,000)	(2,750,000)	(6,150,000)
Net increase (decrease)	(21,900,000)	(10,100,000)	(1,400,000)	(350,000)

(a)	Share activity has been adjusted to reflect the 1 for 3 reverse share split which took place on July 1, 2013 (See Note 10).
(b)	Share activity has been adjusted to reflect the 1 for 4 reverse share split which took place on July 1, 2013 (See Note 10).

See Notes to Financial Statements

69

Global Alternative Energy ETF(a)		Gold Miners ETF		Junior Gold Miners ETF(b)
For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

$838,594	$923,061	$68,896,195	$76,636,120	$(1,203,696)	$235,775
(914,442)	(31,075,909)	(3,327,835,794)	90,969,205	(1,042,170,896)	(321,062,743)
34,700,661	31,273,942	(2,113,589,870)	(1,030,211,098)	(636,449,357)	(71,001,872)
34,624,813	1,121,094	(5,372,529,469)	(862,605,773)	(1,679,823,949)	(391,828,840)

(883,472)	(859,050)	(60,050,878)	(89,467,455)	–	(96,187,500)
(21,375)	–	–	–	–	–
(904,847)	(859,050)	(60,050,878)	(89,467,455)	–	(96,187,500)

19,404,010	–	9,206,742,199	7,497,171,033	591,664,050	1,391,056,126
(7,828,546)	(12,892,902)	(6,527,604,714)	(5,911,583,359)	(312,248,237)	(288,473,500)
11,575,464	(12,892,902)	2,679,137,485	1,585,587,674	279,415,813	1,102,582,626
45,295,430	(12,630,858)	(2,753,442,862)	633,514,446	(1,400,408,136)	614,566,286
46,013,239	58,644,097	9,406,053,564	8,772,539,118	2,537,231,405	1,922,665,119
$91,308,669	$46,013,239	$6,652,610,702	$9,406,053,564	$1,136,823,269	$2,537,231,405
$(21,069)	$34,838	$6,004,375	$(4,135,544)	$(33,371,891)	$(109,308,541)

416,667	–	325,800,000	155,350,000	11,462,500	15,462,500
(166,702)	(400,000)	(214,450,000)	(122,650,000)	(6,737,554)	(3,050,000)
249,965	(400,000)	111,350,000	32,700,000	4,724,946	12,412,500

See Notes to Financial Statements

70

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Oil Services ETF(a)		Rare Earth/Strategic Metals ETF(b)
	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

Operations:
Net investment income	$19,394,978	$13,894,610	$901,911	$2,938,946
Net realized gain (loss)	317,276,708	90,886,790	(61,735,665)	(31,092,041)
Net change in unrealized appreciation (depreciation)	3,059,136	(77,579,606)	8,762,549	8,895,126
Net increase (decrease) in net assets resulting from operations	339,730,822	27,201,794	(52,071,205)	(19,257,969)

Dividends and Distributions to shareholders:
Dividends from net investment income	(19,111,388)	(13,484,728)	(222,022)	(2,996,400)
Distributions from net realized capital gains	–	(234,226)	–	–
Return of capital	–	–	–	–
Total Dividends and Distributions	(19,111,388)	(13,718,954)	(222,022)	(2,996,400)

Share transactions:**
Proceeds from sale of shares	5,994,529,576	5,542,879,994	2,863,723	21,255,021
Cost of shares redeemed	(6,116,381,793)	(5,186,689,166)	(28,979,910)	(22,883,914)
Increase (Decrease) in net assets resulting from share transactions	(121,852,217)	356,190,828	(26,116,187)	(1,628,893)
Total increase (decrease) in net assets	198,767,217	369,673,668	(78,409,414)	(23,883,262)
Net Assets, beginning of period	1,283,326,330	913,652,662	174,652,112	198,535,374
Net Assets, end of period†	$1,482,093,547	$1,283,326,330	$96,242,698	$174,652,112
† Including undistributed (accumulated) net investment income (loss)	$271,251	$(12,339)	$867,974	$128,643

** Shares of Common Stock Issued (no par value)
Shares sold	133,900,000	140,400,000	62,500	400,000
Shares redeemed	(136,300,000)	(131,050,000)	(687,538)	(387,500)
Net increase (decrease)	(2,400,000)	9,350,000	(625,038)	12,500

(a)	Share activity has been adjusted to reflect the 3 for 1 share split which took place on February 14, 2012 (See Note 10).
(b)	Share activity has been adjusted to reflect the 1 for 4 reverse share split which took place on July 1, 2013 (See Note 10).
(c)	Share activity has been adjusted to reflect the 1 for 15 reverse share split which took place on July 2, 2012 (See Note 10).

See Notes to Financial Statements

71

RVE Hard Assets Producers ETF		Solar Energy ETF(c)		Steel ETF
For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

$2,308,937	$2,940,941	$95,820	$386,852	$2,837,169	$3,426,928
1,578,008	3,552,446	438,772	(19,226,876)	(33,284,640)	(22,112,847)
2,545,692	4,302,686	9,732,493	13,570,378	31,585,670	34,973,481
6,432,637	10,796,073	10,267,085	(5,269,646)	1,138,199	16,287,562

(2,199,500)	(2,900,200)	(219,900)	(395,100)	(2,880,555)	(3,386,250)
–	–	–	–	–	–
–	–	–	–	(120,645)	–
(2,199,500)	(2,900,200)	(219,900)	(395,100)	(3,001,200)	(3,386,250)

6,858,882	12,830,008	9,705,861	6,628,658	85,397,054	88,363,561
(32,156,117)	(57,208,727)	(8,879,055)	–	(93,103,405)	(128,420,817)
(25,297,235)	(44,378,719)	826,806	6,628,658	(7,706,351)	(40,057,256)
(21,064,098)	(36,482,846)	10,873,991	963,912	(9,569,352)	(27,155,944)
122,204,214	158,687,060	10,914,277	9,950,365	153,881,023	181,036,967
$101,140,116	$122,204,214	$21,788,268	$10,914,277	$144,311,671	$153,881,023
$109,272	$(480)	$(84,551)	$(2,429)	$(19,471)	$23,915

200,000	350,000	150,000	120,000	1,850,000	1,900,000
(900,000)	(1,650,000)	(150,000)	–	(2,100,000)	(2,550,000)
(700,000)	(1,300,000)	–	120,000	(250,000)	(650,000)

See Notes to Financial Statements

72

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Unconventional Oil & Gas ETF		Uranium+Nuclear Energy ETF(a)
	For the Year Ended December 31, 2013	For the Period February 14, 2012* through December 31, 2012	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

Operations:
Net investment income	$219,785	$161,553	$1,215,186	$2,382,526
Net realized gain (loss)	526,153	(113,804)	(5,319,752)	(16,275,048)
Net change in unrealized appreciation (depreciation)	3,328,904	(1,735,366)	16,148,251	10,858,990
Net increase (decrease) in net assets resulting from operations	4,074,842	(1,687,617)	12,043,685	(3,033,532)

Dividends to shareholders:
Dividends from net investment income	(237,600)	(152,600)	(538,338)	(3,602,400)

Share transactions:**
Proceeds from sale of shares	37,567,957	23,305,562	18,981,814	5,465,787
Cost of shares redeemed	(10,279,311)	(5,685,720)	(31,275,501)	(6,930,759)
Increase (Decrease) in net assets resulting from share transactions	27,288,646	17,619,842	(12,293,687)	(1,464,972)
Total increase (decrease) in net assets	31,125,888	15,779,625	(788,340)	(8,100,904)
Net Assets, beginning of period	15,779,625	–	78,566,738	86,667,642
Net Assets, end of period†	$46,905,513	$15,779,625	$77,778,398	$78,566,738
† Including undistributed (accumulated) net investment income (loss)	$(17,598)	$2,749	$1,608,870	$492,989

** Shares of Common Stock Issued (no par value)
Shares sold	1,350,000	950,000	416,666	116,667
Shares redeemed	(400,000)	(250,000)	(700,034)	(150,000)
Net increase (decrease)	950,000	700,000	(283,368)	(33,333)

*	Commencement of operations
(a)	Share activity has been adjusted to reflect the 1 for 3 reverse share split which took place on July 1, 2013 (See Note 10).

See Notes to Financial Statements

73

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$52.94	$47.21	$53.39	$43.69	$27.71
Income from investment operations:
Net investment income	1.08	1.00	0.30	0.31	0.45
Net realized and unrealized gain (loss) on investments	1.46	5.70	(6.18)	9.72	15.95
Total from investment operations	2.54	6.70	(5.88)	10.03	16.40
Less:
Dividends from net investment income	(1.04)	(0.97)	(0.29)	(0.33)	(0.42)
Return of capital	–	–	(0.01)	–	–
Total dividends and distributions	(1.04)	(0.97)	(0.30)	(0.33)	(0.42)
Net asset value, end of year	$54.44	$52.94	$47.21	$53.39	$43.69
Total return (a)	4.60%	14.20%	(11.01)%	22.96%	59.18%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$4,635,318	$5,667,221	$5,530,813	$2,624,216	$1,992,374
Ratio of gross expenses to average net assets	0.55%	0.55%	0.53%	0.56%	0.59%
Ratio of net expenses to average net assets	0.55%	0.55%	0.53%	0.56%	0.59%
Ratio of net expenses, excluding interest expense, to average net assets	0.55%	0.54%	0.53%	0.55%	0.59%
Ratio of net investment income to average net assets	1.79%	1.89%	0.76%	0.78%	1.56%
Portfolio turnover rate	33%	19%	22%	20%	35%

	Coal ETF
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$25.17	$32.41	$47.07	$35.93	$14.55
Income from investment operations:
Net investment income	0.39	0.49	0.53	0.18	0.34
Net realized and unrealized gain (loss) on investments	(5.62)	(7.30)	(14.71)	11.15	21.35
Total from investment operations	(5.23)	(6.81)	(14.18)	11.33	21.69
Less:
Dividends from net investment income	(0.44)	(0.43)	(0.48)	(0.19)	(0.31)
Net asset value, end of year	$19.50	$25.17	$32.41	$47.07	$35.93
Total return (a)	(20.77)%	(21.05)%	(30.12)%	31.55%	149.05%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$154,994	$235,358	$314,420	$529,563	$418,528
Ratio of gross expenses to average net assets	0.64%	0.62%	0.59%	0.59%	0.64%
Ratio of net expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.64%
Ratio of net expenses, excluding interest expense, to average net assets	0.59%	0.59%	0.59%	0.58%	0.63%
Ratio of net investment income to average net assets	1.78%	2.02%	0.93%	0.57%	1.51%
Portfolio turnover rate	20%	55%	47%	29%	50%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

See Notes to Financial Statements

74

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Global Alternative Energy ETF#
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$33.26	$32.88	$60.24	$75.51	$69.24
Income from investment operations:
Net investment income	0.51	0.66	1.02	0.60	0.27
Net realized and unrealized gain (loss) on investments	22.68	0.35	(27.33)	(15.30)	6.03
Total from investment operations	23.19	1.01	(26.31)	(14.70)	6.30
Less:
Dividends from net investment income	(0.54)	(0.63)	(1.02)	(0.57)	(0.03)
Return of capital	(0.01)	–	(0.03)	–	–
Total dividends and distributions	(0.55)	(0.63)	(1.05)	(0.57)	(0.03)
Net asset value, end of year	$55.90	$33.26	$32.88	$60.24	$75.51
Total return (a)	69.69%	3.07%	(43.69)%	(19.46)%	9.11%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$91,309	$46,013	$58,644	$134,547	$212,645
Ratio of gross expenses to average net assets	0.72%	0.81%	0.68%	0.60%	0.66%
Ratio of net expenses to average net assets	0.62%	0.62%	0.62%	0.60%	0.66%
Ratio of net expenses, excluding interest expense, to average net assets	0.62%	0.62%	0.62%	0.60%	0.65%
Ratio of net investment income to average net assets	1.16%	1.81%	1.59%	0.81%	0.34%
Portfolio turnover rate	18%	35%	26%	30%	50%

	Gold Miners ETF
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$46.32	$51.50	$61.44	$46.15	$33.70
Income from investment operations:
Net investment income	0.23	0.39	0.26	0.04	0.05
Net realized and unrealized gain (loss) on investments	(25.20)	(5.11)	(10.05)	15.65	12.51
Total from investment operations	(24.97)	(4.72)	(9.79)	15.69	12.56
Less:
Dividends from net investment income	(0.19)	(0.46)	(0.15)	(0.40)	(0.11)
Net asset value, end of year	$21.16	$46.32	$51.50	$61.44	$46.15
Total return (a)	(53.90)%	(9.16)%	(15.93)%	34.01%	37.27%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$6,652,611	$9,406,054	$8,772,539	$7,677,408	$5,568,529
Ratio of gross expenses to average net assets	0.53%	0.52%	0.52%	0.53%	0.54%
Ratio of net expenses to average net assets	0.53%	0.52%	0.52%	0.53%	0.54%
Ratio of net expenses, excluding interest expense, to average net assets	0.53%	0.52%	0.52%	0.53%	0.54%
Ratio of net investment income to average net assets	1.01%	0.88%	0.35%	0.05%	0.00%
Portfolio turnover rate	33%	5%	9%	3%	12%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
#	On July 1, 2013, the Fund effected a 1 for 3 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

75

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF*
	For the Year Ended December 31,					For the Period November 10, 2009 (a) through December 31,
	2013	2012	2011	2010		2009
Net asset value, beginning of period	$79.13	$97.84	$159.24	$103.24		$98.88
Income from investment operations:
Net investment income (loss)	0.41	0.36	2.72	(0.40	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	(48.64)	(16.07)	(57.80)	68.12		4.40
Total from investment operations	(48.23)	(15.71)	(55.08)	67.72		4.36
Less:
Dividends from net investment income	–	(3.00)	(4.84)	(11.72)		–
Distributions from net realized capital gains	–	–	(1.48)	–		–
Total dividends and distributions	–	(3.00)	(6.32)	(11.72)		–
Net asset value, end of period	$30.90	$79.13	$97.84	$159.24		$103.24
Total return (c)	(60.95)%	(16.07)%	(34.57)%	65.74%		4.41	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,136,823	$2,537,231	$1,922,665	$2,123,857		$660,843
Ratio of gross expenses to average net assets	0.58%	0.55%	0.54%	0.54%		0.59	%(e)
Ratio of net expenses to average net assets	0.57%	0.55%	0.54%	0.54%		0.59	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.56%	0.55%	0.54%	0.54%		0.59	%(e)
Ratio of net investment income (loss) to average net assets	(0.07)%	0.01%	(0.22)%	(0.34)%		(0.43	)%(e)
Portfolio turnover rate	34%	22%	60%	49%		20	%(d)

	Oil Services ETF#
	For the Year Ended December 31,		For the Period December 20, 2011 (a) through December 31,
	2013	2012	2011
Net asset value, beginning of period	$38.64	$38.29	$38.06
Income from investment operations:
Net investment income	0.55	0.42	–	(f)
Net realized and unrealized gain on investments	9.45	0.34	0.23
Total from investment operations	10.00	0.76	0.23
Less:
Dividends from net investment income	(0.54)	(0.40)	–
Distributions from net realized capital gains	–	(0.01)	–
Total dividends and distributions	(0.54)	(0.41)	–
Net asset value, end of period	$48.10	$38.64	$38.29
Total return (c)	25.90%	1.98%	0.61	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,482,094	$1,283,326	$913,653
Ratio of gross expenses to average net assets	0.39%	0.38%	0.46	%(e)
Ratio of net expenses to average net assets	0.35%	0.35%	0.35	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.35%	0.35%	0.35	%(e)
Ratio of net investment income (loss) to average net assets	1.24%	1.23%	(0.35	)%(e)
Portfolio turnover rate	10%	6%	0	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized
(f)	Amount represents less than $0.005 per share
*	On July 1, 2013, the Fund effected a 1 for 4 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.
#	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

76

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF#
	For the Year Ended December 31,			For the Period October 27, 2010 (a) through December 31,
	2013	2012	2011	2010
Net asset value, beginning of period	$52.92	$60.40	$94.72	$79.04
Income from investment operations:
Net investment income (loss)	0.35	0.88	1.00	(0.04)
Net realized and unrealized gain (loss) on investments	(17.21)	(7.44)	(31.52)	15.72
Total from investment operations	(16.86)	(6.56)	(30.52)	15.68
Less:
Dividends from net investment income	(0.08)	(0.92)	(3.80)	–
Net asset value, end of period	$35.98	$52.92	$60.40	$94.72
Total return (b)	(31.85)%	(10.88)%	(32.21)%	19.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$96,243	$174,652	$198,535	$236,782
Ratio of gross expenses to average net assets	0.70%	0.66%	0.59%	0.63	%(d)
Ratio of net expenses to average net assets	0.57%	0.59%	0.57%	0.57	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.57%	0.57%	0.57%	0.57	%(d)
Ratio of net investment income (loss) to average net assets	0.69%	1.59%	0.95%	(0.38	)%(d)
Portfolio turnover rate	31%	44%	35%	9	%(c)

	RVE Hard Assets Producers ETF
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$35.94	$33.76	$38.83	$33.58	$23.27
Income from investment operations:
Net investment income	0.87	0.86	0.66	0.30	0.26
Net realized and unrealized gain (loss) on investments	1.48	2.17	(5.07)	5.26	10.30
Total from investment operations	2.35	3.03	(4.41)	5.56	10.56
Less:
Dividends from net investment income	(0.83)	(0.85)	(0.66)	(0.31)	(0.25)
Net asset value, end of year	$37.46	$35.94	$33.76	$38.83	$33.58
Total return (b)	6.55%	8.98%	(11.36)%	16.57%	45.36%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$101,140	$122,204	$158,687	$209,695	$97,394
Ratio of gross expenses to average net assets	0.74%	0.68%	0.64%	0.63%	0.98%
Ratio of net expenses to average net assets	0.50%	0.52%	0.61%	0.63%	0.65%
Ratio of net expenses, excluding interest expense, to average net assets	0.49%	0.51%	0.61%	0.63%	0.65%
Ratio of net investment income to average net assets	2.13%	1.95%	1.40%	1.26%	1.38%
Portfolio turnover rate	14%	10%	15%	19%	28%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
#	On July 1, 2013, the Fund effected a 1 for 4 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

77

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

 For a share outstanding throughout each period:

	Solar Energy ETF#
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$36.38	$55.35	$65.75	$233.70	$213.30
Income from investment operations:
Net investment income	0.32	1.29	3.75	0.90	1.50
Net realized and unrealized gain (loss) on investments	36.66	(18.94)	(110.70)	(67.80)	20.25
Total from investment operations	36.98	(17.65)	(106.95)	(66.90)	21.75
Less:
Dividends from net investment income	(0.73)	(1.32)	(3.45)	(1.05)	(1.35)
Net asset value, end of year	$72.63	$36.38	$55.35	$165.75	$233.70
Total return (a)	101.66%	(31.89)%	(64.50)%	(28.65)%	10.17%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$21,788	$10,914	$9,950	$24,867	$34,279
Ratio of gross expenses to average net assets	1.54%	1.86%	1.06%	0.92%	0.96%
Ratio of net expenses to average net assets	0.66%	0.66%	0.65%	0.65%	0.66%
Ratio of net expenses, excluding interest expense, to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.58%	3.47%	2.63%	0.50%	0.86%
Portfolio turnover rate	75%	59%	35%	37%	51%

	Steel ETF
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$48.85	$47.64	$72.48	$61.57	$29.43
Income from investment operations:
Net investment income	0.93	1.09	1.14	0.86	0.92
Net realized and unrealized gain (loss) on investments	0.96	1.20	(24.84)	11.08	32.20
Total from investment operations	1.89	2.29	(23.70)	11.94	33.12
Less:
Dividends from net investment income	(0.94)	(1.08)	(1.14)	(0.87)	(0.92)
Distributions from net realized capital gains	–	–	–	–	–
Return of capital	(0.04)	–	–	(0.16)	(0.06)
Total dividends and distributions	(0.98)	(1.08)	(1.14)	(1.03)	(0.98)
Net asset value, end of year	$49.76	$48.85	$47.64	$72.48	$61.57
Total return (a)	3.88%	4.80%	(32.70)%	19.39%	112.51%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$144,312	$153,881	$181,037	$279,066	$390,947
Ratio of gross expenses to average net assets	0.62%	0.60%	0.58%	0.55%	0.59%
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.56%
Ratio of net expenses, excluding interest expense, to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.21%	2.40%	1.97%	1.04%	2.79%
Portfolio turnover rate	15%	13%	3%	13%	19%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
#	On July 2, 2012, the Fund effected a 1 for 15 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

78

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF
	For the Year Ended December 31, 2013	For the Period February 14, 2012 (a) through December 31, 2012

Net asset value, beginning of period	$22.54	$25.02
Income from investment operations:
Net investment income	0.13	0.23
Net realized and unrealized gain (loss) on investments	5.90	(2.49)
Total from investment operations	6.03	(2.26)
Less:
Dividends from net investment income	(0.14)	(0.22)
Net asset value, end of period	$28.43	$22.54
Total return (b)	26.77%	(9.04	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$46,906	$15,780
Ratio of gross expenses to average net assets	1.04%	0.92	%(d)
Ratio of net expenses to average net assets	0.54%	0.54	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.54%	0.54	%(d)
Ratio of net investment income to average net assets	0.89%	1.12	%(d)
Portfolio turnover rate	11%	35	%(c)

	Uranium+Nuclear Energy ETF#
	For the Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$41.35	$44.82	$75.87	$67.95	$57.90
Income from investment operations:
Net investment income (loss)	0.80	1.26	(0.27)	1.53	0.66
Net realized and unrealized gain (loss) on investments	6.29	(2.84)	(24.99)	9.57	10.65
Total from investment operations	7.09	(1.58)	(25.26)	11.10	11.31
Less:
Dividends from net investment income	(0.33)	(1.89)	(5.79)	(3.18)	(1.26)
Net asset value, end of year	$48.11	$41.35	$44.82	$75.87	$67.95
Total return (b)	17.18%	(3.53)%	(33.29)%	16.37%	19.52%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$77,778	$78,567	$86,668	$260,442	$157,402
Ratio of gross expenses to average net assets	0.80%	0.67%	0.63%	0.57%	0.66%
Ratio of net expenses to average net assets	0.60%	0.60%	0.62%	0.57%	0.66%
Ratio of net expenses, excluding interest expense, to average net assets	0.60%	0.60%	0.61%	0.57%	0.63%
Ratio of net investment income to average net assets	1.60%	2.82%	1.42%	2.53%	1.00%
Portfolio turnover rate	48%	52%	51%	40%	45%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized (d) Annualized
#	On July 1, 2013, the Fund effected a 1 for 3 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

79

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of December 31, 2013, offers fifty three investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext, Deutsche Börse AG, Ardour Global Indexes, LLC, S-Network Global Indexes, LLC and Market Vectors Index Solutions GmbH, a wholly owned subsidiary of the Adviser.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index
Agribusiness ETF	August 31, 2007	Market Vectors Global Agribusiness Index*(a)
Coal ETF	January 10, 2008	Market Vectors Global Coal Index*®
Global Alternative Energy ETF	May 03, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Junior Gold Miners ETF	November 10, 2009	Market Vectors Global Junior Gold Miners Index*
Oil Services ETF	December 20, 2011	Market Vectors US Listed Oil Services 25 Index*
Rare Earth/Strategic Metals ETF	October 27, 2010	Market Vectors Global Rare Earth/Strategic Metals Index*
RVE Hard Assets Producers ETF	August 29, 2008	Rogers™–Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Market Vectors Global Solar Energy Index*(b)
Steel ETF	October 10, 2006	NYSE Arca Steel Index
Unconventional Oil & Gas ETF	February 14, 2012	Market Vectors Global Unconventional Oil & Gas Index*
Uranium+Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index

* Published by Market Vectors Index Solutions GmbH.

 (a) Prior to March 18, 2013, the index for Agribusiness ETF was DAXglobal® Agribusiness Index.

 (b) Prior to March 18, 2013 the index for Solar Energy ETF was Ardour Solar Energy IndexSM.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day.Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with
80

NOTES TO FINANCIAL STATEMENTS

(continued)

more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
81

E.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the year ended December 31, 2013.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds held no forward foreign currency contracts during the year ended December 31, 2013.

G.	Repurchase Agreements–The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase Agreements held as of December 31, 2013 are included in the Schedules of Investments.

H.	Offsetting Assets and Liabilities–In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds do not offset securities lending or repurchase agreement assets and liabilities subject to enforceable master netting agreements or other similar agreements in the Statements of Assets and Liabilities.

The tables below present both gross and net information about the financial instruments eligible for offset in the Statement of Assets and Liabilities, subject to master netting agreement or similar agreement, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2013. Collateral is disclosed up to 100% of the net amount of unrealized gain/loss or market value of the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of December 31, 2013, as well as the related disclosures in Note 9 (Securities Lending) and Note 2G (Repurchase Agreements).

82

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
Agribusiness ETF	Securities Lending	$187,836,162	$–	$187,836,162	$(187,836,162)	$–
	Repurchase Agreements	193,222,133	–	193,222,133	(193,222,133)	–
Coal ETF	Securities Lending	38,842,912	–	38,842,912	(38,842,912)	–
	Repurchase Agreements	40,815,185	–	40,815,185	(40,815,185)	–
Global Alternative Energy ETF	Securities Lending	19,027,293	–	19,027,293	(19,027,293)	–
Gold Miners ETF	Securities Lending	279,824,732	–	279,824,732	(279,824,732)	–
	Repurchase Agreements	293,741,263	–	293,741,263	(293,741,263)	–
Junior Gold Miners ETF	Securities Lending	96,335,449	–	96,335,449	(96,335,449)	–
	Repurchase Agreements	106,411,243	–	106,411,243	(106,411,243)	–
Oil Services ETF	Securities Lending	16,438,260	–	16,438,260	(16,438,260)	–
	Repurchase Agreements	16,826,675	–	16,826,675	(16,826,675)	–
Rare Earth/Strategic Metals ETF	Securities Lending	12,785,170	–	12,785,170	(12,785,170)	–
	Repurchase Agreements	13,600,459	–	13,600,459	(13,600,459)	–
RVE Hard Assets Producers ETF	Securities Lending	2,028,989	–	2,028,989	(2,028,989)	–
	Repurchase Agreements	2,087,715	–	2,087,715	(2,087,715)	–
Solar Energy ETF	Securities Lending	5,788,898	–	5,788,898	(5,788,898)	–
Steel ETF	Securities Lending	40,734,120	–	40,734,120	(40,734,120)	–
	Repurchase Agreements	42,017,491	–	42,017,491	(42,017,491)	–
Unconventional Oil & Gas ETF	Securities Lending	4,233,966	–	4,233,966	(4,233,966)	–
Uranium+Nuclear Energy ETF	Securities Lending	7,216,356	–	7,216,356	(7,216,356)	–

I.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets (except for Oil Services ETF). The management fee rate for Oil Services ETF is 0.35%. The Adviser has agreed, at least until May 1, 2014 to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, trading expenses, taxes and extraordinary expenses, listed in the table below.

83

The current expense caps and the amounts waived by the Adviser for the year ended December 31, 2013, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by the Adviser
Agribusiness ETF	0.56%	$–	$–
Coal ETF	0.59	83,185	–
Global Alternative Energy ETF	0.62	72,290	–
Gold Miners ETF	0.53	1,447	–
Junior Gold Miners ETF	0.56	118,064	–
Oil Services ETF	0.35	551,686	–
Rare Earth/Strategic Metals ETF	0.57	160,871	–
RVE Hard Assets Producers ETF	0.49	264,240	–
Solar Energy ETF	0.65	82,963	63,226
Steel ETF	0.55	90,324	–
Unconventional Oil & Gas ETF	0.54	123,490	108
Uranium+Nuclear Energy ETF	0.60	148,365	–

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the year ended December 31, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Agribusiness ETF	$2,292,024,710	$1,677,066,252
Coal ETF	38,390,611	38,798,329
Global Alternative Energy ETF	12,608,651	12,760,871
Gold Miners ETF	2,316,646,494	2,440,294,565
Junior Gold Miners ETF	579,716,078	583,863,004
Oil Services ETF	191,260,495	157,337,535
Rare Earth/Strategic Metals ETF	40,612,397	42,305,982
RVE Hard Assets Producers ETF	15,687,029	16,715,936
Solar Energy ETF	12,788,463	12,221,180
Steel ETF	19,489,484	22,453,795
Unconventional Oil & Gas ETF	5,151,003	2,737,231
Uranium+Nuclear Energy ETF	41,861,694	36,958,970

Note 5–Income Taxes–As of December 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$4,632,436,549	$752,961,834	$(550,056,617)	$202,905,217
Coal ETF	290,134,720	4,986,078	(99,336,599)	(94,350,521)
Global Alternative Energy ETF	109,283,523	20,610,808	(18,625,674)	1,985,134
Gold Miners ETF	11,446,817,505	908,306	(4,496,001,364)	(4,495,093,058)
Junior Gold Miners ETF	2,629,149,443	10,061,261	(1,396,101,880)	(1,386,040,619)
Oil Services ETF	1,567,165,864	4,511,545	(73,447,115)	(68,935,570)
Rare Earth/Strategic Metals ETF	185,443,241	1,818,909	(77,388,870)	(75,569,961)
RVE Hard Assets Producers ETF	105,378,909	18,701,315	(20,572,670)	(1,871,355)
Solar Energy ETF	23,385,897	10,767,636	(6,119,144)	4,648,492
Steel ETF	218,273,642	5,415,107	(37,085,304)	(31,670,197)
Unconventional Oil & Gas ETF	49,815,246	2,645,162	(1,099,982)	1,545,180
Uranium+Nuclear Energy ETF	91,870,779	8,677,906	(15,154,651)	(6,476,745)

84

NOTES TO FINANCIAL STATEMENTS

(continued)

At December 31, 2013, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Qualified Late Year Losses	Other Temporary Difference	Unrealized Appreciation (Depreciation)	Total
Agribusiness ETF	$1,621,239	$(819,797,141)	$(6,471,266)	$(289,669)	$202,880,514	$(622,056,323)
Coal ETF	112,306	(333,220,481)	(2,741,905)	(35,713)	(94,360,248)	(430,246,041)
Global Alternative Energy ETF	–	(272,601,256)	(1,862,877)	(21,069)	1,986,646	(272,498,556)
Gold Miners ETF	6,768,473	(3,528,215,519)	(549,936,502)	(761,172)	(4,495,093,058)	(8,567,237,778)
Junior Gold Miners ETF	–	(1,306,652,806)	(209,107,049)	(123,964)	(1,385,944,347)	(2,901,828,166)
Oil Services ETF	297,177	(768,211)	(1,110,153)	(25,926)	(68,935,569)	(70,542,682)
Rare Earth/Strategic Metals ETF	878,208	(92,198,816)	(27,285,070)	(10,234)	(75,570,077)	(194,185,989)
RVE Hard Assets Producers ETF	126,253	(10,941,945)	(622,848)	(10,414)	(1,867,148)	(13,316,102)
Solar Energy ETF	–	(59,258,032)	(202,078)	(2,735)	4,648,577	(54,814,268)
Steel ETF	56,011	(159,981,793)	(10,750,238)	(30,604)	(31,670,197)	(202,376,821)
Unconventional Oil & Gas ETF	–	(730,123)	(211,274)	(995)	1,545,305	602,913
Uranium+Nuclear Energy ETF	1,675,987	(171,162,897)	(1,064,209)	(18,653)	(6,475,038)	(177,044,810)

The tax character of dividends and distributions paid to shareholders during the years ended December 31, 2013 and December 31, 2012 are as follows:

	2013 Dividends and Distributions		2012 Dividends
Fund	Ordinary Income	Return of Capital	Ordinary Income
Agribusiness ETF	$88,958,800	$–	$104,052,600
Coal ETF	3,872,000	–	3,973,750
Global Alternative Energy ETF	883,472	21,375	859,050
Gold Miners ETF	60,050,878	–	89,467,455
Junior Gold Miners ETF	–	–	96,187,500
Oil Services ETF	19,111,388	–	13,718,954 *
Rare Earth/Strategic Metals ETF	222,022	–	2,996,400
RVE Hard Assets Producers ETF	2,199,500	–	2,900,200
Solar Energy ETF	219,900	–	395,100
Steel ETF	2,880,555	120,645	3,386,250
Unconventional Oil & Gas ETF	237,600	–	152,600
Uranium+Nuclear Energy ETF	538,338	–	3,602,400

* Includes short-term capital gains.

Net qualified late year losses incurred after October 31, 2013 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year. For the year ended December 31, 2013, the Funds intend to defer to January 1, 2014 for federal tax purpose qualified late year losses as follows:

Fund	Late Year Ordinary Losses	Post-October Capital Losses
Agribusiness ETF	$–	$6,471,266
Coal ETF	–	2,741,905
Global Alternative Energy ETF	–	1,862,877
Gold Miners ETF	–	549,936,502
Junior Gold Miners ETF	5,477,305	203,629,744
Oil Services ETF	–	1,110,153
Rare Earth/Strategic Metals ETF	–	27,285,070
RVE Hard Assets Producers ETF	–	622,848
Solar Energy ETF	8,493	193,585
Steel ETF	–	10,750,238
Unconventional Oil & Gas ETF	3,187	208,087
Uranium+Nuclear Energy ETF	–	1,064,209
85

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At December 31, 2013, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective No Expiration Short-Term	Post-Effective No Expiration Long-Term	Amount Expiring in the Year Ended December 31,
Fund	Capital Losses	Capital Losses	2018	2017	2016	2015
Agribusiness ETF	$171,398,786	$265,486,236	$85,630,099	$257,031,280	$40,221,865	$28,875
Coal ETF	17,622,043	122,987,269	18,822,843	155,793,705	17,994,621	–
Global Alternative Energy ETF	–	66,390,968	34,193,213	158,919,596	13,029,866	67,613
Gold Miners ETF	676,471,947	2,398,078,893	1,784,160	388,612,074	63,268,445	–
Junior Gold Miners ETF	360,507,891	946,144,915	–	–	–	–
Oil Services ETF	768,211	–	–	–	–	–
Rare Earth/Strategic Metals ETF	30,855,368	61,343,448	–	–	–	–
RVE Hard Assets Producers ETF	2,158,260	6,495,828	540,880	1,722,348	24,629	–
Solar Energy ETF	4,508,921	26,345,335	8,586,525	19,016,483	800,768	–
Steel ETF	1,938,941	47,201,452	21,020,656	79,176,906	10,643,838	–
Unconventional Oil & Gas ETF	555,267	174,856	–	–	–	–
Uranium+Nuclear Energy ETF	15,151,717	53,834,531	41,593,262	49,042,636	11,040,582	500,169

During the year ended December 31, 2013, as a result of permanent book to tax differences, primarily due to investments in Passive Foreign Investment Companies, foreign currency gains and losses, and tax treatment of in-kind redemptions, the Funds incurred differences that affected undistributed net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase/Decrease in Accumulated Net Investment Income/Loss	Increase /Decrease in Accumulated Net Realized Gain/Loss	Increase/Decrease in Aggregate Paid in Capital
Agribusiness ETF	$(2,544,895)	$(291,837,523)	$294,382,418
Coal ETF	111,024	1,595,527	(1,706,551)
Global Alternative Energy ETF	(11,029)	(2,188,480)	2,199,509
Gold Miners ETF	1,294,602	(6,082,057)	4,787,455
Junior Gold Miners ETF	77,140,346	18,760,545	(95,900,891)
Oil Services ETF	–	(317,708,452)	317,708,452
Rare Earth/Strategic Metals ETF	59,442	845,396	(904,838)
RVE Hard Assets Producers ETF	315	(3,922,545)	3,922,230
Solar Energy ETF	41,958	(2,707,345)	2,665,387
Steel ETF	–	(6,360,963)	6,360,963
Unconventional Oil & Gas ETF	(2,532)	(999,375)	1,001,907
Uranium+Nuclear Energy ETF	439,033	(4,742,770)	4,303,737

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2010-2012), or expected to be taken in the Funds’ current

86

NOTES TO FINANCIAL STATEMENTS

(continued)

tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. During the year ended December 31, 2013, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of December 31, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended December 31, 2013 the Trust had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Agribusiness ETF	$56,591,501	$1,814,875,834
Coal ETF	30,843,050	54,848,856
Global Alternative Energy ETF	19,420,743	7,827,152
Gold Miners ETF	9,527,976,665	6,708,654,049
Junior Gold Miners ETF	590,566,520	311,844,546
Oil Services ETF	6,084,088,474	6,241,702,450
Rare Earth/Strategic Metals ETF	2,582,796	26,055,084
RVE Hard Assets Producers ETF	6,660,414	31,198,489
Solar Energy ETF	6,197,473	6,002,308
Steel ETF	94,899,659	99,528,107
Unconventional Oil & Gas ETF	32,396,175	7,485,572
Uranium+Nuclear Energy ETF	15,878,323	32,334,044

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending

87

agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund, the Bank of New York Institutional Cash Reserve, or repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of December 31, 2013, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10–Share Split–On January 27, 2012, the Board of Trustees of the Trust approved a 3 for 1 share split for the Oil Services ETF. The split took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Fund shares began trading on a split-adjusted basis on February 14, 2012. The Statement of Changes in Net Assets and Financial Highlights for the Oil Services ETF prior to February 14, 2012 have been adjusted to reflect the 3 for 1 share split.

On July 2, 2012, the Board of Trustees of the Trust approved a 1 for 15 reverse share split for Solar Energy ETF. Fund shares began trading on a split-adjusted basis on July 2, 2012. The Statement of Changes in Net Assets and Financial Highlights for Solar Energy ETF prior to July 2, 2012 have been adjusted to reflect the 1 for 15 reverse share split.

On July 1, 2013, the Board of Trustees of the Trust approved a 1 for 3 reverse share split for Global Alternative Energy ETF and Uranium+Nuclear Energy ETF, and 1 for 4 reverse share split for Junior Gold Miners ETF and Rare Earth/Strategic Metals ETF. Fund shares began trading on a split-adjusted basis on July 1, 2013. The Statements of Changes in Net Assets and Financial Highlights prior to July 1, 2013 for the respective Funds have been adjusted to reflect the reverse share splits.

Note 11–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2013, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of December 31, 2013
Agribusiness ETF	223	$12,216,816	1.63%	$5,541,877
Coal ETF	162	415,283	1.62	–
Global Alternative Energy ETF	72	166,304	1.60	–
Gold Miners ETF	132	6,331,825	1.60	4,243,895
Junior Gold Miners ETF	268	10,540,720	1.61	13,086,404
Oil Services ETF	288	1,650,111	1.61	–
Rare Earth/Strategic Metals ETF	149	249,684	1.64	136,770
RVE Hard Assets Producers ETF	269	404,605	1.62	420,252
Solar Energy ETF	25	924,334	1.62	103,035
Steel ETF	224	236,587	1.62	–
Unconventional Oil & Gas ETF	4	209,401	1.59	–
Uranium+Nuclear Energy ETF	153	250,756	1.61	158,314

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended December 31, 2013, there were no offsets to custodian fees.

Note 13–Recent Accounting Pronouncements–The Funds have adopted Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, as clarified by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which requires entities to disclose gross and net information about derivative instruments, repurchase and reverse-repurchase agreements, and securities borrowing and

88

NOTES TO FINANCIAL STATEMENTS

(continued)

lending transactions that are either: (1) offset in accordance with GAAP, or (2) subject to enforceable master netting arrangement or similar agreements, irrespective of whether they are offset in accordance with GAAP. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. Additional disclosure requirements of ASU No. 2011-11 and ASU No. 2013-01, if any, are reflected in Note 2 to the Funds’ financial statements.

Note 14–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

89

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (twelve of the series constituting Market Vectors ETF Trust) (the “Funds”) as of December 31, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (twelve of the series constituting Market Vectors ETF Trust) at December 31, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 21, 2014

90

MARKET VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The Funds listed below intend to pass through foreign tax credits in the maximum amounts shown. The gross foreign source income earned during 2013 by the Funds was as shown below.

Fund	Foreign Tax Credits	Gross Foreign Source Income
Gold Miners ETF	$12,880,895	$83,665,002
RVE Hard Assets Producers ETF	135,448	1,965,447
Rare Earth/Strategic Metals ETF	61,648	897,127
Solar Energy ETF	3,848	22,415
Uranium+Nuclear Energy ETF	166,387	1,297,353

Corporate Dividends Received Deduction

The Funds listed below had the following percentage of ordinary income dividends paid that qualified for the Corporate Dividends Received Deduction in 2013.

Agribusiness ETF	35.68%
Coal ETF	13.88%
Global Alternative Energy ETF	15.45%
Gold Miners ETF	41.56%
Oil Services ETF	60.82%
RVE Hard Assets Producers ETF	45.20%
Steel ETF	28.22%
Unconventional Oil & Gas ETF	65.17%
Uranium+Nuclear Energy ETF	70.05%

91

MARKET VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

December 31, 2013 (unaudited)

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held by Trustee During Past Five Years

Independent Trustees:

David H. Chow, 56*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	53	Director, Forward Management LLC and Audit Committee Chairman, January 2008 to present; Trustee, Berea College of Kentucky and Vice-Chairman of the Investment Committee, May 2009 to present; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to present, and Board Member of the CFA Society of Stamford, July 2009 to present.

R. Alastair Short, 60*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008.	66	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to present; Director, Kenyon Review; formerly Director of The Medici Archive Project.

Peter J. Sidebottom, 51*†	Trustee	Since 2012	Partner, Bain & Company (management consulting firm), April 2012 to present; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012; Executive Vice President, Wachovia Corporation (financial services firm), December 2007 to February 2009.	53	Board Member, Special Olympics, New Jersey, November 2011 to present; Director, The Charlotte Research Institute, December 2000 to present; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012.

Richard D. Stamberger, 54*†	Trustee	Since 2006	President and CEO, SmartBrief, Inc. (business media company), 1999-present.	66	Director, SmartBrief, Inc.; Director, Food and Friends, Inc.

Interested Trustee:

Jan F. van Eck, 50[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President and Owner of the Adviser, Van Eck Associates Corporation; Director and President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	53	Director, National Committee on US-China Relations.

1	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
92

MARKET VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

(continued) (unaudited)

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years

Russell G. Brennan, 49	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President and Assistant Treasurer of the Adviser (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005-October 2008); Officer of other investment companies advised by the Adviser.

Charles T. Cameron, 53	Vice President	Since 2006	Director of Trading (Since 1995) and Portfolio Manager (Since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

Simon Chen, 42	Assistant Vice President	Since 2012	Greater China Director of the Adviser (Since January 2012); General Manager, SinoMarkets Ltd. (June 2007 to December 2011).

John J. Crimmins, 56	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser (Since 2009); Vice President of VESC and VEARA (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997- February 2009); Officer of other investment companies advised by the Adviser.

Eduardo Escario, 38	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (Since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001-July 2008).

Lars Hamich, 45	Vice President	Since 2012	Managing Director and Chief Executive Officer of Van Eck Global (Europe) GmbH (Since 2009); Chief Executive Officer of Market Vectors Index Solutions GmbH (“MVIS”) (Since June 2011); Managing Director of STOXX Limited (Until 2008).

Wu-Kwan Kit, 32	Assistant Vice President and Assistant Secretary	Since 2011	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2011); Associate, Schulte Roth & Zabel (September 2007- 2011); University of Pennsylvania Law School (August 2004 – May 2007).

Susan C. Lashley, 58	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Laura I. Martínez, 33	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien, 65	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Director of VESC and VEARA (Since October 2010); Chief Compliance Officer of the Adviser and VEARA (March 2013 – September 2013) Officer of other investment companies advised by the Adviser.

Ferat Oeztuerk, 30	Assistant Vice President	Since 2012	Sales Associate, Van Eck Global (Europe) GmbH (since November 2011); Account Manager, Vodafone Global Enterprise Limited (January 2011 to October 2011).

Jonathan R. Simon, 39	Vice President and Assistant Secretary	Since 2006	Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2006); Officer of other investment companies advised by the Adviser.

Bruce J. Smith, 58	Senior Vice President	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEARA (Since 1997); Director of the Adviser, VESC and VEARA (Since October 2010); Officer of other investment companies advised by the Adviser.

Janet Squitieri, 52	Chief Compliance Officer	Chief Compliance Officer (since September 2013)	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 – September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 – June 2010).

1	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
93

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation

335 Madison Avenue

New York, NY 10017

vaneck.com

Account Assistance:

1.888.MKT.VCTR

MVHAAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g)
are for the Funds of the Registrant for which the fiscal year end is December
31.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2013 and
     December 31, 2012, were $646,780 and $642,080, respectively.

(b)  Audit-Related Fees. Ernst & Young billed other audit-related fees of
     $16,000 for 2013 and $0 for 2012.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     December 31, 2013 and December 31, 2012, were $507,287 and $426,108, respectively.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
      30a-3(c) under the Investment Company Act of 1940, as amended (the
      “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17
      CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities
      Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date March 7, 2014
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date March 7, 2014
     ----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        ------------------------------------------

Date March 7, 2014
     ----------------